UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2024

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	6.66%	3.77%	1.76%	2.96%
Class A with 3.25% Maximum Sales Charge	—	—	3.14	0.40	1.09	2.62
Class C at NAV	08/31/2004	12/19/1985	6.21	3.03	1.01	2.35
Class C with 1% Maximum Deferred Sales Charge	—	—	5.21	2.03	1.01	2.35
Class I at NAV	03/03/2008	12/19/1985	6.68	4.03	2.01	3.20

Bloomberg Municipal Bond Index	—	—	7.48%	3.13%	1.59%	2.66%
Bloomberg California Municipal Bond Index	—	—	7.12	3.15	1.60	2.67
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.75%	1.50%	0.50%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.28%	2.52%	3.53%
Taxable-Equivalent Distribution Rate	7.14	5.50	7.69
SEC 30-day Yield	3.00	2.35	3.35
Taxable-Equivalent SEC 30-day Yield	6.53	5.12	7.30
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	6.80%	2.78%	0.62%	1.95%
Class A with 3.25% Maximum Sales Charge	—	—	3.28	(0.55)	(0.05)	1.61
Class C at NAV	05/02/2006	04/18/1991	6.40	2.01	(0.12)	1.33
Class C with 1% Maximum Deferred Sales Charge	—	—	5.40	1.02	(0.12)	1.33
Class I at NAV	06/17/1993	04/18/1991	6.90	2.99	0.81	2.15

Bloomberg Municipal Bond Index	—	—	7.48%	3.13%	1.59%	2.66%
Bloomberg Massachusetts Municipal Bond Index	—	—	7.09	2.43	1.34	2.40
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.79%	1.54%	0.59%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.14%	2.39%	3.34%
Taxable-Equivalent Distribution Rate	6.26	4.76	6.66
SEC 30-day Yield	2.84	2.19	3.14
Taxable-Equivalent SEC 30-day Yield	5.67	4.36	6.26
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	2.24%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
New York Municipal Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	8.99%	4.27%	1.54%	2.67%
Class A with 3.25% Maximum Sales Charge	—	—	5.51	0.91	0.87	2.33
Class C at NAV	09/30/2003	08/30/1990	8.59	3.49	0.77	2.06
Class C with 1% Maximum Deferred Sales Charge	—	—	7.59	2.49	0.77	2.06
Class I at NAV	03/03/2008	08/30/1990	9.10	4.48	1.74	2.88

Bloomberg Municipal Bond Index	—	—	7.48%	3.13%	1.59%	2.66%
Bloomberg New York Municipal Bond Index	—	—	7.84	3.21	1.48	2.56
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.84%	1.59%	0.64%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.28%	2.52%	3.48%
Taxable-Equivalent Distribution Rate	6.78	5.22	7.20
SEC 30-day Yield	3.00	2.36	3.31
Taxable-Equivalent SEC 30-day Yield	6.22	4.88	6.84
% Total Leverage[5]
RIB Financing	4.07%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
6

Eaton Vance
New York Municipal Income Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
7

Eaton Vance
Ohio Municipal Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	7.07%	2.71%	1.31%	2.53%
Class A with 3.25% Maximum Sales Charge	—	—	3.54	(0.61)	0.65	2.19
Class C at NAV	02/03/2006	04/18/1991	6.54	1.82	0.53	1.93
Class C with 1% Maximum Deferred Sales Charge	—	—	5.54	0.83	0.53	1.93
Class I at NAV	08/03/2010	04/18/1991	7.04	2.79	1.49	2.73

Bloomberg Municipal Bond Index	—	—	7.48%	3.13%	1.59%	2.66%
Bloomberg Ohio Municipal Bond Index	—	—	7.38	2.82	1.41	2.63
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.86%	1.62%	0.66%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.00%	2.25%	3.20%
Taxable-Equivalent Distribution Rate	5.43	4.07	5.79
SEC 30-day Yield	2.79	2.13	3.08
Taxable-Equivalent SEC 30-day Yield	5.05	3.87	5.58
% Total Leverage[5]
RIB Financing	4.14%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
8

Eaton Vance
Ohio Municipal Income Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
9

Eaton Vance
Municipal Income Funds
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg California Municipal Bond Index is an unmanaged index of California municipal bonds. Bloomberg Massachusetts Municipal Bond Index is an unmanaged index of Massachusetts municipal bonds. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Bloomberg Ohio Municipal Bond Index is an unmanaged index of Ohio municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
For California Municipal Opportunities Fund, performance prior to April 13, 2015 reflects the Fund’s performance under its former investment objective and strategy.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with
Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.

10

Eaton Vance
Municipal Income Funds
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,066.60	$3.87	0.75%
Class C	$1,000.00	$1,062.10	$7.73	1.50%
Class I	$1,000.00	$1,066.80	$2.58	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.25	$3.79	0.75%
Class C	$1,000.00	$1,017.50	$7.57	1.50%
Class I	$1,000.00	$1,022.50	$2.53	0.50%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
11

Eaton Vance
Municipal Income Funds
March 31, 2024
Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,068.00	$4.19	0.81%
Class C	$1,000.00	$1,064.00	$8.05	1.56%
Class I	$1,000.00	$1,069.00	$3.16	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.95	$4.09	0.81%
Class C	$1,000.00	$1,017.20	$7.87	1.56%
Class I	$1,000.00	$1,021.95	$3.08	0.61%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,089.90	$4.75	0.91%
Class C	$1,000.00	$1,085.90	$8.66	1.66%
Class I	$1,000.00	$1,091.00	$3.71	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.45	$4.60	0.91%
Class C	$1,000.00	$1,016.70	$8.37	1.66%
Class I	$1,000.00	$1,021.45	$3.59	0.71%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
12

Eaton Vance
Municipal Income Funds
March 31, 2024
Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,070.70	$4.71	0.91%
Class C	$1,000.00	$1,065.40	$8.57	1.66%
Class I	$1,000.00	$1,070.40	$3.67	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.45	$4.60	0.91%
Class C	$1,000.00	$1,016.70	$8.37	1.66%
Class I	$1,000.00	$1,021.45	$3.59	0.71%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
13

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,200,806
Total Corporate Bonds (identified cost $2,080,000)		$ 2,200,806

Tax-Exempt Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$6,087	$ 5,710,176
Total Tax-Exempt Mortgage-Backed Securities (identified cost $5,994,121)		$ 5,710,176

Tax-Exempt Municipal Obligations — 88.1%
Security	Principal Amount (000's omitted)	Value
Education — 6.8%
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	$1,000	$ 970,600
4.00%, 6/1/53	1,000	955,170
5.00%, 6/1/33	500	588,570
5.00%, 6/1/37	500	574,105
5.00%, 6/1/39	500	563,270
5.00%, 6/1/41	500	554,980
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.35%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,000	4,929,150
California School Finance Authority, (Granada Hills Charter Obligated Group), 4.00%, 7/1/38(1)	465	441,513
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	591,934
5.00%, 8/1/38(1)	2,500	2,556,450
University of California:
4.00%, 5/15/40	3,000	2,991,090
5.00%, 5/15/37	7,500	8,895,075
5.00%, 5/15/39	5,000	5,889,900
5.00%, 5/15/41	3,000	3,461,340
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California: (continued)
5.00%, 5/15/42	$7,660	$ 8,790,693
5.00%, 5/15/43	4,750	5,432,622
University of California Medical Center, 5.00%, 5/15/47	11,240	12,334,101
		$ 60,520,563
Electric Utilities — 9.2%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/36(3)	$5,000	$ 6,031,800
5.00%, 7/1/38(3)	12,500	14,783,375
5.00%, 7/1/42	6,525	6,807,728
5.00%, 7/1/42(3)	3,325	3,812,378
5.00%, 7/1/43(3)	3,275	3,730,946
5.00%, 7/1/44(3)	1,500	1,699,650
5.00%, 7/1/49	9,185	9,776,147
5.00%, 7/1/52	3,340	3,661,041
Sacramento Municipal Utility District, CA, (SPA: TD Bank, N.A.), 4.35%, 8/15/41(4)	20,000	20,000,000
Southern California Public Power Authority, CA, (Southern Transmission System), 5.25%, 7/1/53	9,055	10,254,063
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,554,247
		$ 82,111,375
General Obligations — 26.8%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,824,044
Belmont-Redwood Shores School District, CA, 4.00%, 8/1/46	5,200	5,080,452
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	8,250	6,930,412
0.00%, 8/1/32	6,465	5,115,561
California:
4.00%, 3/1/37	11,500	12,046,135
4.55%, 12/1/37	1,000	1,082,280
5.00%, 11/1/42	10,000	11,218,100
Chico Unified School District, CA, 4.00%, 8/1/37	2,200	2,207,502
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,109,445
East Bay Regional Park District, CA, Green Bonds, 5.00%, 9/1/24	2,500	2,515,700
El Camino Community College District Foundation, CA, (Election of 2012), 4.00%, 8/1/41	5,860	5,862,696
Fairfield-Suisun Unified School District, CA:
0.00%, 2/1/29(3)	5,000	4,273,786

14
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fairfield-Suisun Unified School District, CA: (continued)
4.00%, 2/1/29(3)	$3,460	$ 3,669,157
Folsom Cordova Unified School District School Facilities Improvement District No. 5, CA, (Election of 2014), 4.00%, 10/1/40	4,355	4,317,503
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	2,000	2,001,360
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	1,800	1,847,826
4.00%, 8/1/42	2,000	2,040,880
4.00%, 8/1/43	1,695	1,735,392
Hartnell Community College District, CA, (Election of 2016), 4.00%, 8/1/47	2,995	2,980,744
Jefferson Union High School District, CA, (Election of 2020), 4.125%, 8/1/46	2,000	2,037,620
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,785,045
5.25%, 8/1/41	1,000	1,161,210
Kern High School District, CA:
5.00%, 8/1/28(3)	1,400	1,537,863
5.00%, 8/1/29(3)	1,500	1,686,241
5.00%, 8/1/30(3)	1,150	1,320,554
5.00%, 8/1/31(3)	500	584,257
5.00%, 8/1/32(3)	250	297,871
5.00%, 8/1/33(3)	280	339,019
5.00%, 8/1/34(3)	310	374,763
5.00%, 8/1/35(3)	260	312,297
5.00%, 8/1/36(3)	360	429,750
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,388,754
5.50%, 8/1/43	1,780	2,105,366
5.75%, 8/1/50	4,000	4,737,720
Lincoln Unified School District, CA:
5.00%, 8/1/34(3)	150	183,870
5.00%, 8/1/35(3)	280	339,420
5.00%, 8/1/36(3)	385	464,345
5.00%, 8/1/37(3)	350	417,355
5.00%, 8/1/38(3)	250	297,417
Long Beach Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,095	2,105,831
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/39	4,000	4,741,360
Mariposa County Unified School District, CA, (Election of 2016), 5.00%, 8/1/43	1,265	1,313,589
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Menlo Park City School District, CA:
4.00%, 7/1/38(3)	$425	$ 462,086
4.00%, 7/1/39(3)	450	485,847
4.00%, 7/1/40(3)	775	826,049
4.00%, 7/1/41(3)	1,500	1,584,960
4.00%, 7/1/42(3)	2,260	2,361,587
4.00%, 7/1/43(3)	1,210	1,258,206
Milpitas Unified School District, CA, (Election of 2018):
4.00%, 8/1/39	3,780	3,964,729
4.00%, 8/1/40	4,075	4,233,558
4.00%, 8/1/42	2,360	2,421,195
Monterey Peninsula Unified School District, CA, (Election of 2018), 4.00%, 8/1/43	3,550	3,642,797
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,488,562
5.25%, 8/1/41	2,440	2,821,689
5.25%, 8/1/42	2,000	2,306,800
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/38	1,000	1,046,340
4.00%, 9/1/39	2,200	2,297,878
4.00%, 9/1/40	1,300	1,348,672
4.00%, 9/1/41	1,100	1,136,696
4.00%, 9/1/42	1,250	1,285,975
Oceanside Unified School District, CA, (Election of 2020), 4.125%, 8/1/48	2,625	2,629,384
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	10,003,300
Palo Alto Unified School District, CA, (Election of 2008):
0.00%, 8/1/25	1,000	959,330
0.00%, 8/1/33	15,995	12,323,828
Puerto Rico:
0.00%, 7/1/33	525	345,328
5.625%, 7/1/27	1,500	1,596,465
5.625%, 7/1/29	3,045	3,335,706
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	5,835	5,875,261
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/53	8,000	8,631,680
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	1,600	1,651,904
4.00%, 9/1/42	2,000	2,053,960
San Rafael City Elementary School District, CA, (Election of 2022), 4.00%, 8/1/42	1,240	1,268,594
Santa Clarita Community College District, CA, 5.25%, 8/1/45	2,420	2,707,181

15
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	$7,420	$ 8,482,321
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	10,000	10,049,500
Torrance Unified School District, CA, (Election of 2014), 4.00%, 8/1/41	5,385	5,394,585
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	1,965	2,007,346
4.00%, 8/1/43	2,400	2,432,376
4.00%, 8/1/44	2,640	2,668,486
4.25%, 8/1/50	2,170	2,204,720
Westminster School District, CA, (Election of 2016), 5.00%, 8/1/42	1,000	1,039,490
		$238,454,863
Hospital — 6.9%
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	$1,485	$ 1,505,003
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	6,920	6,780,977
5.00%, 8/15/51	4,620	4,995,976
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	8,920	9,033,106
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	735,397
5.00%, 11/15/35	1,050	1,050,556
California Health Facilities Financing Authority, (CommonSpirit Health), 5.25%, 12/1/49	3,750	4,143,337
California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 11/1/47	10,000	11,771,100
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 5.00%, 8/15/43	5,000	5,013,750
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,019,752
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	215	224,183
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,063,840
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	802,472
5.00%, 11/1/26	500	504,010
Series 2017A, 5.00%, 11/1/25	800	805,736
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	$425	$ 432,901
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,070,500
University of California Medical Center, 5.00%, 5/15/41	5,000	5,175,000
		$ 61,127,596
Housing — 1.1%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,485,960
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	5,000	3,480,300
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	2,525	1,795,376
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,116,023
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,555,415
		$ 9,433,074
Industrial Development Revenue — 4.1%
California Municipal Finance Authority, (Republic Services, Inc.):
(AMT), 4.00%, 7/1/51	$5,000	$ 4,990,600
(AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	2,000	2,094,500
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	4,500	4,520,160
(AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	11,000	11,028,160
California Pollution Control Financing Authority, (American Water Capital Corp.), 3.70% to 9/1/28 (Put Date), 8/1/40	4,000	4,003,960
California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A1, (AMT), 4.00%, 11/1/42(1)(5)	6,250	6,248,188
California Pollution Control Financing Authority, (Waste Management, Inc.):
2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,497,200
(AMT), 3.375%, 7/1/25	1,000	997,960
		$ 36,380,728
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	$300	$ 300,066
(NPFG), 5.00%, 7/1/24	130	130,029

16
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority: (continued)
(NPFG), 5.25%, 7/1/32	$2,100	$ 2,079,882
		$ 2,509,977
Insured - General Obligations — 3.2%
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	$1,500	$ 1,773,960
Folsom Cordova Unified School District, CA, (AGM), 4.00%, 10/1/39	4,000	4,024,600
Holtville Unified School District, CA, (Election of 2018), (AGM), 6.00%, 8/1/52	1,000	1,162,010
Lemoore Union Elementary School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/53	1,000	1,101,540
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	2,945,161
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,672,900
Newman-Crows Landing Unified School District, CA, (Election of 2020), (BAM), 5.00%, 8/1/54(3)	1,655	1,805,451
Oceanside Unified School District, CA, (AGC), 0.00%, 8/1/24	2,295	2,268,768
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,319,088
Riverbank Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/52	1,000	1,115,170
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,382,250
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	2,350	2,686,097
Washington Township Health Care District, CA, (Election of 2020), (AGM), 4.125%, 8/1/42	1,000	1,022,230
		$ 28,279,225
Insured - Hospital — 0.7%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$5,530	$ 5,544,433
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	400	434,368
		$ 5,978,801
Insured - Special Tax Revenue — 0.6%
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	$1,000	$ 1,021,160
(BAM), 4.00%, 9/1/42	1,000	1,010,330
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
San Francisco City and County Redevelopment Agency, CA, (Mission Bay South Public Improvements), (AGM), 5.25%, 8/1/41	$1,000	$ 1,152,520
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Project), (AGM), 5.00%, 8/1/48	2,000	2,183,040
		$ 5,367,050
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AGM), 5.00%, 10/1/43	$1,250	$ 1,397,663
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	1,000	1,081,200
		$ 2,478,863
Insured - Water and Sewer — 0.4%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$3,545	$ 3,565,029
		$ 3,565,029
Lease Revenue/Certificates of Participation — 1.1%
California State Public Works Board, 4.50%, 9/1/35	$9,800	$ 9,826,950
		$ 9,826,950
Other Revenue — 3.4%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$8,030	$ 8,484,980
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	10,020	10,785,027
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,380	4,831,622
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	3,805	3,712,881
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	443,163
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54(3)	1,920	2,053,824
		$ 30,311,497
Senior Living/Life Care — 1.0%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,500,960
5.25%, 11/15/48	1,645	1,773,294
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	3,790	3,807,623
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,010,670

17
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(1)	$40	$ 40,002
Green Bonds, 5.00%, 11/15/46(1)	1,000	905,680
		$ 9,038,229
Special Tax Revenue — 0.9%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$ 1,530,536
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	584,083
5.00%, 9/1/31	465	468,209
5.00%, 9/1/33	545	548,690
5.00%, 9/1/35	1,150	1,206,752
5.00%, 9/1/38	1,000	1,044,260
Series 2014, 5.00%, 9/1/32	450	453,074
Series 2014, 5.00%, 9/1/34	360	362,387
Series 2018, 5.00%, 9/1/32	625	656,806
Series 2018, 5.00%, 9/1/34	765	803,395
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	150	148,455
4.00%, 9/1/29	185	186,241
4.00%, 9/1/33	125	125,816
		$ 8,118,704
Transportation — 16.2%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
3.75%, (SIFMA + 0.30%), 4/1/56(2)	$5,000	$ 4,897,600
3.90%, (SIFMA + 0.45%), 4/1/56(2)	800	791,080
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,570,154
(AMT), 5.00%, 12/31/43	4,220	4,185,101
(AMT), 5.00%, 12/31/47	2,200	2,181,674
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,339,421
(AMT), 5.00%, 5/15/41	10,635	10,715,188
(AMT), 5.00%, 5/15/44	3,700	3,844,448
(AMT), 5.00%, 5/15/45	4,670	4,694,377
(AMT), 5.00%, 5/15/48	2,520	2,602,152
(AMT), 5.00%, 5/15/49	8,900	9,122,500
(AMT), 5.25%, 5/15/48	9,395	9,727,113
(AMT), 5.50%, 5/15/47	10,000	10,921,300
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/44	$17,905	$ 17,927,560
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
5.00%, 7/1/47	5,770	6,004,320
(AMT), 5.00%, 7/1/39	3,000	3,302,340
(AMT), 5.00%, 7/1/42	6,850	7,427,592
(AMT), 5.00%, 7/1/43	7,240	7,814,277
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/40	3,785	3,786,552
(AMT), 5.00%, 5/1/41	4,450	4,516,705
(AMT), 5.00%, 5/1/43	5,015	5,172,170
(AMT), 5.00%, 5/1/46	2,985	3,018,193
(AMT), 5.00%, 5/1/49	5,000	5,147,700
(AMT), 5.75%, 5/1/48	9,500	10,637,625
		$144,347,142
Water and Sewer — 5.1%
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/40	$2,500	$ 2,914,200
Green Bonds, 5.00%, 6/1/42	4,000	4,614,440
Los Angeles Department of Water and Power, CA, Water System Revenue:
5.00%, 7/1/41	12,325	13,646,733
5.00%, 7/1/47	5,920	6,424,443
Los Angeles, CA, Wastewater System Revenue, Sustainability Bonds, 5.00%, 6/1/48	7,875	8,294,186
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,883,760
San Francisco, CA, Public Utilities Commission Water Revenue, Green Bonds, 5.00%, 11/1/40	1,000	1,174,050
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	5,955,405
		$ 45,907,217
Total Tax-Exempt Municipal Obligations (identified cost $764,105,751)		$783,756,883

18
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 15.8%
Security	Principal Amount (000's omitted)	Value
Education — 4.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,710	$ 2,339,787
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	202,842
University of California:
3.063%, 7/1/25	3,825	3,740,582
5.35%, 7/1/41(6)	34,050	34,050,000
		$ 40,333,211
General Obligations — 2.9%
California:
2.40%, 10/1/25	$4,640	$ 4,472,681
7.50%, 4/1/34	8,000	9,417,200
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,556,213
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,716,450
Ojai Unified School District, CA, 2.019%, 8/1/31	480	393,514
Palmdale School District, CA, 1.67%, 8/1/29	500	432,270
Pasadena Area Community College District, CA, 5.30%, 8/1/24	4,070	4,074,762
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	788	456,399
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	966,423
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	827,865
		$ 25,313,777
Hospital — 0.7%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 5,972,040
		$ 5,972,040
Housing — 0.3%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 530,239
3.20%, 6/15/56	3,685	2,120,865
		$ 2,651,104
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.1%
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 393,100
		$ 393,100
Insured - Lease Revenue/Certificates of Participation — 0.8%
Anaheim, CA, Public Financing Authority, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,489,057
		$ 7,489,057
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 873,750
(BAM), 2.307%, 9/1/31	1,500	1,236,690
		$ 2,110,440
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AGM), (AMBAC), 0.00%, 10/1/26	$6,700	$ 5,893,722
(AMBAC), 0.00%, 10/1/27	740	616,028
(AMBAC), 0.00%, 10/1/28	1,010	798,445
		$ 7,308,195
Special Tax Revenue — 1.6%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28(3)	$1,640	$ 1,649,200
4.726%, 7/1/27(3)	2,000	2,007,520
4.792%, 7/1/26(3)	1,250	1,251,750
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	800	759,144
San Jose Redevelopment Agency Successor Agency, CA, 3.375%, 8/1/34	5,000	4,520,000
Successor Agency to San Diego Redevelopment Agency, CA:
3.50%, 9/1/24	250	248,065
3.625%, 9/1/25	250	244,535
3.75%, 9/1/26	250	243,113
Successor Agency to San Jose Redevelopment Agency, CA, 3.125%, 8/1/28	3,110	2,931,175
		$ 13,854,502
Water and Sewer — 3.9%
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 3.044%, 6/1/25	$2,000	$ 1,956,560

19
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(6)	$32,800	$ 32,800,000
		$ 34,756,560
Total Taxable Municipal Obligations (identified cost $143,400,340)		$140,181,986

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$945	$ 924,234
Total Trust Units (identified cost $938,606)		$ 924,234
Total Investments — 104.8% (identified cost $916,518,818)		$932,774,085
Other Assets, Less Liabilities — (4.8)%		$ (43,092,255)
Net Assets — 100.0%		$889,681,830
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $21,246,041 or 2.4% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2024.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

20
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,888,702
		$ 3,888,702
Education — 19.2%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$ 1,561,380
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	1,300	1,319,630
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,055,720
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/55	1,500	1,772,940
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,750	2,687,437
4.00%, 10/1/46	1,500	1,492,995
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,574,816
5.00%, 5/1/35	1,660	1,685,564
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	1,950,390
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,700	2,259,846
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	655,266
5.00%, 7/1/32	770	812,781
5.00%, 7/1/38	340	350,356
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,610,705
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,174,350
University of Massachusetts Building Authority, 5.00%, 11/1/52	2,365	2,522,296
		$ 30,486,472
Electric Utilities — 0.6%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 971,160
		$ 971,160
Security	Principal Amount (000's omitted)	Value
General Obligations — 23.2%
Andover, MA, 4.00%, 7/15/52	$1,805	$ 1,792,943
Ashland, MA, 4.00%, 8/1/41	1,905	1,969,770
Boston, MA, 5.00%, 11/1/42	2,500	2,861,150
Framingham, MA:
4.00%, 12/19/24	2,500	2,510,800
5.00%, 8/1/39	1,025	1,147,344
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,083,396
4.00%, 2/1/42	975	982,741
Massachusetts:
5.00%, 3/1/41	2,500	2,501,200
5.00%, 5/1/48	3,000	3,266,250
5.25%, 10/1/47	2,000	2,224,240
Nantucket, MA, 5.00%, 6/28/24	2,500	2,507,050
New Bedford, MA, 4.00%, 9/1/47	2,650	2,602,379
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	3,011,378
Norwood, MA, 4.00%, 9/15/47	2,500	2,512,750
Somerset, MA, 4.00%, 4/1/48	2,970	2,914,699
Somerville, MA, 4.00%, 6/1/48	2,955	2,964,486
		$ 36,852,576
Hospital — 15.0%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,034,760
5.00%, 7/1/34	2,500	2,955,450
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	1,070	1,034,465
5.25%, 3/1/54	2,500	2,754,175
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	2,500	2,488,850
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,022,380
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	2,600	2,767,518
Massachusetts Development Finance Agency, (Partners Healthcare System):
5.00%, 7/1/35	2,000	2,069,440
5.00%, 7/1/47	2,000	2,033,460
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	2,814,370
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center):
(LOC: TD Bank, N.A.), 4.50%, 7/1/39(1)	1,200	1,200,000

21
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center): (continued)
(LOC: TD Bank, N.A.), 4.50%, 7/1/44(1)	$600	$ 600,000
		$ 23,774,868
Housing — 3.8%
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	$2,000	$ 2,018,020
Massachusetts Housing Finance Agency, Sustainability Bonds:
2.15%, 6/1/24	520	518,149
2.65%, 6/1/26	1,000	974,770
4.00%, 12/1/25	2,500	2,512,400
		$ 6,023,339
Industrial Development Revenue — 0.8%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	$670	$ 597,251
(AMT), 4.875%, 11/1/42(2)	740	665,068
		$ 1,262,319
Insured - Education — 4.1%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$ 6,451,645
		$ 6,451,645
Insured - Special Tax Revenue — 4.7%
Martha's Vineyard Land Bank, MA, (BAM), Green Bonds, 5.00%, 5/1/26	$1,760	$ 1,772,866
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	5,692,056
		$ 7,464,922
Lease Revenue/Certificates of Participation — 0.9%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,405,935
		$ 1,405,935
Senior Living/Life Care — 0.8%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	$205	$ 214,774
5.00%, 11/15/38(2)	135	141,166
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	$690	$ 601,659
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.00%, 1/1/25	365	363,595
		$ 1,321,194
Special Tax Revenue — 7.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 200,650
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	2,170	2,225,921
5.00%, 7/1/44	2,500	2,504,600
5.25%, 7/1/31	1,240	1,470,752
Massachusetts School Building Authority:
3.375%, 8/15/30	1,500	1,491,735
Social Bonds, 4.00%, 8/15/40	1,335	1,355,572
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,008,180
		$ 11,257,410
Student Loan — 2.0%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,745	$ 1,623,391
(AMT), 5.00%, 1/1/25	1,500	1,512,525
		$ 3,135,916
Transportation — 11.3%
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	$3,000	$ 2,837,850
(AMT), 5.00%, 7/1/43	2,000	2,031,420
(AMT), 5.00%, 7/1/51	4,090	4,243,702
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,449,252
(AMT), 5.00%, 7/1/49	2,500	2,575,925
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	4,500	4,832,775
		$ 17,970,924
Water and Sewer — 5.6%
Boston Water and Sewer Commission, MA:
4.00%, 11/1/27	$2,000	$ 2,030,080
4.00%, 11/1/47	2,360	2,372,886
Massachusetts Clean Water Trust:
Green Bond, 5.00%, 2/1/42	2,250	2,522,812
Sustainability Bonds, 5.00%, 2/1/43	1,000	1,128,760

22
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Massachusetts Water Resources Authority, Green Bonds, 5.25%, 8/1/48	$750	$ 840,165
		$ 8,894,703
Total Tax-Exempt Municipal Obligations (identified cost $157,506,988)		$161,162,085

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 976,730
		$ 976,730
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 84,416
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	45	44,714
		$ 129,130
Special Tax Revenue — 0.5%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 863,740
		$ 863,740
Total Taxable Municipal Obligations (identified cost $1,982,850)		$ 1,969,600
Total Investments — 102.8% (identified cost $159,489,838)		$163,131,685
Other Assets, Less Liabilities — (2.8)%		$ (4,499,133)
Net Assets — 100.0%		$158,632,552

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $1,818,909 or 1.1% of the Fund's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 4.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

23
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,312,338
Total Corporate Bonds (identified cost $2,080,000)		$ 1,312,338

Tax-Exempt Municipal Obligations — 98.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(1)	$4,000	$ 4,380,480
		$ 4,380,480
Education — 7.0%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$ 187,350
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	240	227,707
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	239,970
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,640	1,631,948
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	3,020	2,905,814
5.00%, 7/1/53	2,265	2,442,802
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,869,320
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,728,425
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	8,910	9,601,594
New York Dormitory Authority, (New York University), 4.00%, 7/1/39	1,260	1,279,064
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,954,554
		$ 25,068,548
Electric Utilities — 2.1%
Utility Debt Securitization Authority, NY:
5.00%, 12/15/41	$3,500	$ 4,058,495
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Utility Debt Securitization Authority, NY: (continued)
Green Bonds, 5.00%, 9/15/52	$3,050	$ 3,318,980
		$ 7,377,475
General Obligations — 8.1%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$ 350,267
2.00%, 11/15/34	430	352,080
2.00%, 11/15/35	490	392,642
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	795,900
2.00%, 6/15/34	970	796,971
New York:
5.00%, 3/15/38	1,250	1,452,600
5.00%, 3/15/38	2,250	2,614,680
5.00%, 3/15/39	2,375	2,738,992
5.00%, 3/15/40	2,125	2,433,975
New York, NY:
4.00%, 9/1/46	2,000	1,952,900
4.00%, 4/1/50	2,000	1,942,180
5.25%, 5/1/42	1,665	1,870,478
5.50%, 5/1/44	2,500	2,825,775
5.50%, 5/1/46	2,600	2,923,752
(SPA: Barclays Bank PLC), 4.00%, 10/1/46(3)	1,500	1,500,000
North Hempstead, NY, 2.00%, 9/15/35	170	136,060
Puerto Rico:
5.625%, 7/1/29	1,634	1,789,470
5.75%, 7/1/31	1,000	1,128,530
Valley Stream, NY:
2.25%, 5/15/27	250	232,260
2.375%, 5/15/28	255	233,399
Westchester County, NY, 2.00%, 10/15/33	510	427,834
		$ 28,890,745
Hospital — 0.7%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	$505	$ 368,241
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,025	2,138,947
		$ 2,507,188
Housing — 4.0%
New York City Housing Development Corp., NY:
2.85%, 11/1/39	$3,930	$ 3,255,180
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	785	745,695

24
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
Green Bonds, 2.60%, 11/1/46	$2,000	$ 1,405,200
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.42%, 5/1/50(4)	4,200	4,200,000
New York Mortgage Agency:
3.65%, 4/1/32	115	114,771
Sustainability Bonds, 4.875%, 10/1/48	2,000	2,044,960
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,505,325
		$ 14,271,131
Industrial Development Revenue — 3.4%
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	$930	$ 849,388
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,066,480
(AMT), 5.00%, 10/1/40	4,165	4,321,562
(AMT), 6.00%, 4/1/35	1,335	1,516,560
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,538,440
		$ 12,292,430
Insured - Education — 2.2%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,946,400
		$ 7,946,400
Insured - Electric Utilities — 1.0%
New York Power Authority, Green Transmission Revenue:
(AGM), 5.00%, 11/15/48	$1,000	$ 1,105,810
(AGM), 5.25%, 11/15/39	1,000	1,192,860
(AGM), 5.25%, 11/15/40	1,000	1,182,740
		$ 3,481,410
Insured - Escrowed/Prerefunded — 2.6%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,495,416
		$ 9,495,416
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.6%
Nassau County, NY, (AGM), 4.00%, 4/1/47	$2,140	$ 2,067,946
		$ 2,067,946
Insured - Hospital — 0.5%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/48	$1,500	$ 1,743,075
		$ 1,743,075
Insured - Other Revenue — 0.7%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$1,690	$ 1,322,239
(AGM), 4.00%, 3/1/32	1,130	1,178,274
		$ 2,500,513
Insured - Solid Waste — 0.4%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$ 290,131
(AGM), (AMT), 5.00%, 5/1/31	350	369,155
(AGM), (AMT), 5.00%, 5/1/32	450	474,390
(AGM), (AMT), 5.00%, 5/1/33	375	395,385
		$ 1,529,061
Insured - Transportation — 1.5%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,250	$ 3,112,200
New York Transportation Development Corp., (John F. Kennedy International Airport), Sustainability Bonds, (AGM), (AMT), 5.00%, 6/30/49	2,165	2,263,139
		$ 5,375,339
Lease Revenue/Certificates of Participation — 2.7%
Battery Park City Authority, NY:
(SPA: TD Bank, N.A.), 3.42%, 11/1/38(4)	$2,700	$ 2,700,000
Sustainability Bonds, 5.00%, 11/1/53	3,000	3,300,330
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	4,000	3,869,680
		$ 9,870,010
Other Revenue — 3.0%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$6,355	$ 6,608,564
Green Bonds, 4.00%, 2/15/41	4,000	4,057,280
		$ 10,665,844

25
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$ 4,531,005
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), Series 2020B, 5.00%, 12/1/40	2,000	2,038,360
		$ 6,569,365
Special Tax Revenue — 26.9%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/40	$2,000	$ 2,015,060
4.00%, 2/1/43	4,000	4,025,720
4.00%, 5/1/45	1,750	1,721,598
4.00%, 8/1/48	5,500	5,321,800
4.375%, 5/1/53	2,000	2,002,540
5.00%, 8/1/39	4,250	4,474,230
5.00%, 11/1/46(1)	5,000	5,427,150
5.50%, 11/1/45(1)	5,000	5,675,650
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,500	2,436,350
4.00%, 3/15/47	2,045	1,994,509
4.00%, 3/15/48	1,930	1,877,214
5.00%, 3/15/49	2,855	3,032,981
5.25%, 3/15/52	2,000	2,203,640
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,951,200
5.00%, 3/15/45	4,000	4,195,360
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	1,445	1,403,124
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	5,000	5,100,650
4.00%, 3/15/45	2,000	1,966,660
5.00%, 3/15/49	4,000	4,386,480
New York Thruway Authority, 4.00%, 3/15/55	2,000	1,882,400
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,471,360
Triborough Bridge and Tunnel Authority, NY:
4.00%, 5/15/46	1,455	1,423,557
Series 2021A, 5.00%, 5/15/51	2,500	2,648,550
Series 2021C, 5.00%, 5/15/51	6,000	6,378,000
Green Bonds, 5.25%, 5/15/47(1)	3,000	3,328,680
Green Bonds, 5.25%, 5/15/47	2,500	2,773,875
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,500	2,448,375
4.00%, 5/15/54	1,345	1,290,931
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue: (continued)
5.00%, 5/15/49	$6,000	$ 6,560,400
		$ 96,418,044
Transportation — 19.9%
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 4.00%, 11/1/32(3)	$4,150	$ 4,150,000
Green Bonds, 4.00%, 11/15/45	2,000	1,921,440
Green Bonds, 4.75%, 11/15/45	900	927,360
Green Bonds, 5.00%, 11/15/39	2,000	2,264,640
New York State Thruway Authority, 5.00%, 1/1/49	3,250	3,518,970
New York Thruway Authority:
4.00%, 1/1/45	3,000	2,921,430
Series 2016A, 5.00%, 1/1/33	2,125	2,181,291
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,134,613
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,613,130
(AMT), 5.00%, 7/1/41	2,150	2,135,638
(AMT), 5.00%, 7/1/46	9,100	8,976,240
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	2,100	2,008,146
(AMT), 4.00%, 12/1/42	1,960	1,831,365
(AMT), 5.00%, 12/1/28	2,000	2,124,860
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,210,097
Port Authority of New York and New Jersey:
4.00%, 11/1/41	3,250	3,279,543
4.00%, 11/1/49	3,000	2,933,190
6.125%, 6/1/94	2,500	2,504,750
(AMT), 5.00%, 10/15/35	1,295	1,344,456
(AMT), 5.00%, 8/1/37	2,550	2,802,680
(AMT), 5.00%, 1/15/47	2,000	2,114,880
(AMT), 5.50%, 8/1/52	2,000	2,172,320
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,169,080
5.00%, 11/15/51	7,545	8,057,305
(LOC: Barclays Bank PLC), 4.00%, 1/1/32(3)	3,000	3,000,000
		$ 71,297,424

26
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 8.4%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 5,112,878
5.00%, 6/15/39	4,515	4,571,212
5.00%, 6/15/43	2,500	2,793,875
5.00%, 6/15/47(1)	2,000	2,176,300
5.00%, 6/15/50	5,000	5,302,000
5.25%, 6/15/47	4,000	4,473,600
5.25%, 6/15/52	3,025	3,321,510
(SPA: TD Bank, N.A.), 3.42%, 6/15/51(4)	750	750,000
(SPA: TD Bank, N.A.), 3.95%, 6/15/49(3)	1,500	1,500,000
		$ 30,001,375
Total Tax-Exempt Municipal Obligations (identified cost $341,842,974)		$353,749,219

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
New York, NY, 1.50%, 8/1/28	$5,000	$ 4,402,300
		$ 4,402,300
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,025	$ 968,277
		$ 968,277
Lease Revenue/Certificates of Participation — 0.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,805	$ 1,793,123
		$ 1,793,123
Special Tax Revenue — 1.5%
Metropolitan Transportation Authority, NY, Payroll Mobility Tax Revenue, 5.37%, 12/19/24	$3,500	$ 3,498,565
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$2,000	$ 1,972,200
		$ 5,470,765
Total Taxable Municipal Obligations (identified cost $13,254,779)		$ 12,634,465
Total Investments — 102.6% (identified cost $357,177,753)		$367,696,022
Other Assets, Less Liabilities — (2.6)%		$ (9,224,531)
Net Assets — 100.0%		$358,471,491
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $8,219,683 or 2.3% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.3% of total investments.

27
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
28
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.6%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,518,705
5.00%, 12/1/38	1,000	1,094,180
Green Bonds, 5.00%, 12/1/38	1,000	1,149,120
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,265,980
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/32	1,000	1,174,700
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,490	1,685,935
		$ 8,888,620
Education — 14.0%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$ 759,435
4.00%, 6/1/45	1,300	1,283,802
Miami University, OH, 4.00%, 9/1/45	2,000	1,977,640
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
5.00%, 12/1/27	300	314,406
5.00%, 12/1/40	1,000	1,035,050
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	116,962
5.00%, 11/1/48	2,250	2,436,300
5.25%, 11/1/46	1,355	1,391,070
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,005,220
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,375,470
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,079,730
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	561,479
5.00%, 2/1/38	1,200	1,345,680
Ohio State University:
5.00%, 12/1/29	1,060	1,192,309
5.00%, 12/1/35	500	523,370
5.25%, 12/1/46	2,000	2,270,180
Green Bonds, 4.00%, 12/1/43	1,725	1,728,795
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	344,470
4.00%, 4/1/34	510	524,142
4.00%, 4/1/35	350	356,832
Security	Principal Amount (000's omitted)	Value
Education (continued)
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.): (continued)
4.00%, 4/1/36	$350	$ 354,340
4.00%, 4/1/37	560	561,910
4.00%, 4/1/38	400	396,056
4.00%, 4/1/39	415	407,057
4.00%, 4/1/40	415	401,363
University of Cincinnati, OH:
5.00%, 6/1/34	585	604,703
5.00%, 6/1/47	2,000	2,054,820
		$ 27,402,591
Electric Utilities — 1.9%
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$ 1,010,740
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
Green Bonds, 4.00%, 2/15/34	2,005	2,018,634
Green Bonds, 5.00%, 2/15/33	595	610,416
		$ 3,639,790
Escrowed/Prerefunded — 1.2%
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	$1,000	$ 1,009,990
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,265,630
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	20,777
		$ 2,296,397
General Obligations — 16.0%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$855	$ 855,966
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,175,120
Cleveland, OH:
5.00%, 12/1/44	1,000	1,089,160
5.00%, 12/1/51	2,000	2,128,160
Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,556,880
Columbus, OH:
5.00%, 4/1/37	1,000	1,148,520
5.00%, 4/1/39	2,700	3,056,211
Cuyahoga Community College District, OH, 3.50%, 12/1/39	1,400	1,344,532
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,202,888
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,623,725

29
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ohio:
4.00%, 6/15/40	$2,500	$ 2,541,675
5.00%, 5/1/33	1,500	1,586,835
5.00%, 3/1/36	1,250	1,464,537
5.00%, 3/1/37	1,000	1,160,140
5.00%, 5/1/37	1,025	1,173,133
Summit County, OH, 5.00%, 12/1/43	1,000	1,106,980
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,078,010
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	515,980
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,355,170
		$ 31,163,622
Hospital — 17.7%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,221,663
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group):
4.00%, 11/15/35	500	487,015
4.00%, 11/15/37	525	498,320
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,000,260
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	4,966,814
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	836,427
5.00%, 11/15/28	590	603,906
Franklin County, OH, (Nationwide Children's Hospital):
5.00%, 11/1/34	750	793,965
(SPA: JPMorgan Chase Bank, N.A.), 3.85%, 11/1/42(2)	3,900	3,900,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,206,240
Franklin County, OH, (Trinity Health Credit Group):
4.00%, 12/1/44	2,445	2,372,530
5.00%, 12/1/46	3,000	3,071,010
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,136,441
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,048,540
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	1,847,820
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	457,281
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), (SPA: Barclays Bank PLC), 3.95%, 1/1/43(2)	1,600	1,600,000
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,100	1,101,177
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	$2,055	$ 2,107,505
4.00%, 1/1/43	2,165	2,125,987
4.00%, 1/1/46	2,000	1,923,240
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	214,379
		$ 34,520,520
Housing — 2.7%
Ohio Housing Finance Agency:
3.00%, 9/1/39	$375	$ 324,874
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	3,000	2,952,540
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	990	1,007,622
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	990	1,041,450
		$ 5,326,486
Industrial Development Revenue — 2.5%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,630,359
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,691,126
Ohio, (Republic Services, Inc.), 3.80% to 6/3/24 (Put Date), 11/1/35	1,500	1,498,890
		$ 4,820,375
Insured - Electric Utilities — 6.8%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,018,810
(NPFG), 0.00%, 11/15/27	2,540	2,239,264
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,800,950
(NPFG), 0.00%, 2/15/27	2,500	2,256,125
(NPFG), 0.00%, 2/15/28	4,750	4,148,127
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	764,518
		$ 13,227,794
Insured - Escrowed/Prerefunded — 0.2%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 237,063
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	217,148
		$ 454,211

30
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 14.9%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(1)	$7,500	$ 8,462,700
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,037,065
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	4,967,033
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,009,582
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,639,000
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	85,410
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,872,193
		$ 29,072,983
Insured - Hospital — 0.8%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,632,264
		$ 1,632,264
Insured - Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,028,560
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,506,240
		$ 2,534,800
Insured - Water and Sewer — 2.0%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,811,818
		$ 3,811,818
Other Revenue — 4.2%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$1,875	$ 1,905,938
5.00%, 6/1/55	1,995	1,889,484
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	400	436,124
5.00%, 1/1/34	300	328,296
5.00%, 1/1/35	500	547,710
5.00%, 1/1/41	725	771,741
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,008,490
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,330	1,330,186
		$ 8,217,969
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.8%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$ 596,843
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	1,000	858,520
5.25%, 7/1/41	1,500	1,488,105
Hamilton County, OH, (Life Enriching Communities Project), 5.50%, 1/1/43	500	517,135
		$ 3,460,603
Special Tax Revenue — 3.6%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$ 660,194
4.00%, 12/1/37	520	522,621
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	200	200,650
Cuyahoga County, OH, Sales Tax Revenue, 4.00%, 1/1/37	225	233,568
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,037,160
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/32	1,000	1,161,340
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,294,346
		$ 7,109,879
Transportation — 2.3%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$ 647,600
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	2,000	1,957,720
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/25	750	773,422
5.00%, 12/15/27	750	808,927
5.00%, 12/15/33	350	400,026
		$ 4,587,695
Water and Sewer — 3.8%
Cleveland, OH, Water Pollution Control Revenue, Green Bonds, 5.00%, 11/15/41	$945	$ 955,045
Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,555,935
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,281,635

31
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	$1,565	$ 1,655,880
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	1,995,580
		$ 7,444,075
Total Tax-Exempt Municipal Obligations (identified cost $197,340,528)		$199,612,492

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.0%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$2,000	$ 1,981,920
Total Taxable Municipal Obligations (identified cost $1,982,860)		$ 1,981,920

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$772	$ 755,453
Total Trust Units (identified cost $777,776)		$ 755,453
Total Investments — 103.7% (identified cost $200,101,164)		$202,349,865
Other Assets, Less Liabilities — (3.7)%		$ (7,160,160)
Net Assets — 100.0%		$195,189,705
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $1,891,776 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 25.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 16.5% of total investments.

32
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	6/18/24	$(3,613,125)	$ (39,867)
					$(39,867)
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.
33
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Assets and Liabilities (Unaudited)

	March 31, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Assets
Investments:
Identified cost	$ 916,518,818	$ 159,489,838	$ 357,177,753	$ 200,101,164
Unrealized appreciation	16,255,267	3,641,847	10,518,269	2,248,701
Investments, at value	$932,774,085	$163,131,685	$367,696,022	$202,349,865
Cash	$ 122,896	$ 13,345	$ 646,911	$ 88,382
Deposits for derivatives collateral:
Futures contracts	—	—	—	144,312
Interest receivable	8,362,969	1,966,305	4,068,627	2,582,684
Receivable for investments sold	13,656,196	—	1,768,630	—
Receivable for Fund shares sold	1,973,849	80,784	635,264	303,598
Trustees' deferred compensation plan	64,310	56,254	102,689	55,872
Total assets	$956,954,305	$165,248,373	$374,918,143	$205,524,713
Liabilities
Payable for floating rate notes issued	$ —	$ 3,663,769	$ 15,237,672	$ 8,460,214
Payable for investments purchased	—	2,374,197	—	—
Payable for when-issued securities	63,487,280	—	—	—
Payable for Fund shares redeemed	2,673,793	242,567	451,408	1,507,937
Payable for variation margin on open futures contracts	—	—	—	7,500
Distributions payable	441,501	123,213	130,160	35,515
Payable to affiliates:
Investment adviser fee	304,341	49,868	121,241	64,515
Distribution and service fees	41,039	16,263	37,552	16,816
Trustees' deferred compensation plan	64,310	56,254	102,689	55,872
Interest expense and fees payable	—	11,351	188,323	85,068
Accrued expenses	260,211	78,339	177,607	101,571
Total liabilities	$ 67,272,475	$ 6,615,821	$ 16,446,652	$ 10,335,008
Net Assets	$889,681,830	$158,632,552	$358,471,491	$195,189,705
Sources of Net Assets
Paid-in capital	$ 918,443,455	$ 165,737,766	$ 381,785,148	$ 206,313,390
Accumulated loss	(28,761,625)	(7,105,214)	(23,313,657)	(11,123,685)
Net Assets	$889,681,830	$158,632,552	$358,471,491	$195,189,705
Class A Shares
Net Assets	$ 130,247,829	$ 82,194,368	$ 182,391,872	$ 77,400,109
Shares Outstanding	12,835,781	10,244,130	19,404,502	9,258,911
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.15	$ 8.02	$ 9.40	$ 8.36
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.49	$ 8.29	$ 9.72	$ 8.64
Class C Shares
Net Assets	$ 16,178,753	$ 2,793,168	$ 7,700,734	$ 4,402,757
Shares Outstanding	1,725,544	348,169	818,869	527,001
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.38	$ 8.02	$ 9.40	$ 8.35
34
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class I Shares
Net Assets	$743,255,248	$73,645,016	$168,378,885	$113,386,839
Shares Outstanding	73,199,466	9,177,101	17,917,012	13,555,950
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.15	$ 8.02	$ 9.40	$ 8.36
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
35
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Income
Interest income	$ 17,034,702	$ 3,110,241	$ 7,612,303	$ 3,902,109
Total investment income	$17,034,702	$3,110,241	$ 7,612,303	$ 3,902,109
Expenses
Investment adviser fee	$ 1,658,129	$ 280,654	$ 702,409	$ 362,118
Distribution and service fees:
Class A	152,703	80,550	181,825	78,983
Class C	82,112	15,064	40,776	21,334
Trustees’ fees and expenses	26,902	5,261	11,612	6,458
Custodian fee	96,509	20,699	42,756	24,971
Transfer and dividend disbursing agent fees	117,094	31,042	86,535	43,216
Legal and accounting services	58,934	40,252	54,262	43,764
Printing and postage	5,877	1,294	10,222	1,829
Registration fees	1,693	5,976	3,136	4,088
Interest expense and fees	—	72,397	302,426	169,768
Miscellaneous	46,683	14,589	30,567	25,717
Total expenses	$ 2,246,636	$ 567,778	$ 1,466,526	$ 782,246
Net investment income	$14,788,066	$2,542,463	$ 6,145,777	$ 3,119,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,960,758)	$ (732,582)	$ (5,377,544)	$ (990,655)
Futures contracts	558,979	—	146,121	(16,633)
Net realized loss	$ (1,401,779)	$ (732,582)	$ (5,231,423)	$ (1,007,288)
Change in unrealized appreciation (depreciation):
Investments	$ 35,798,128	$ 8,119,233	$ 29,170,175	$ 11,181,679
Futures contracts	—	—	(533,013)	(181,375)
Net change in unrealized appreciation (depreciation)	$35,798,128	$8,119,233	$28,637,162	$11,000,304
Net realized and unrealized gain	$34,396,349	$7,386,651	$23,405,739	$ 9,993,016
Net increase in net assets from operations	$49,184,415	$9,929,114	$29,551,516	$13,112,879
36
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 14,788,066	$ 2,542,463	$ 6,145,777	$ 3,119,863
Net realized loss	(1,401,779)	(732,582)	(5,231,423)	(1,007,288)
Net change in unrealized appreciation (depreciation)	35,798,128	8,119,233	28,637,162	11,000,304
Net increase in net assets from operations	$ 49,184,415	$ 9,929,114	$ 29,551,516	$ 13,112,879
Distributions to shareholders:
Class A	$ (2,088,648)	$ (1,287,093)	$ (3,066,171)	$ (1,230,641)
Class C	(219,318)	(38,771)	(112,525)	(53,067)
Class I	(12,203,647)	(1,197,271)	(2,866,982)	(1,811,928)
Total distributions to shareholders	$ (14,511,613)	$ (2,523,135)	$ (6,045,678)	$ (3,095,636)
Transactions in shares of beneficial interest:
Class A	$ 8,722,370	$ 889,723	$ (7,394,433)	$ (5,497,427)
Class C	(1,240,653)	(962,235)	(1,865,810)	(396,417)
Class I	138,736,409	4,075,178	(992,198)	1,039,929
Net increase (decrease) in net assets from Fund share transactions	$146,218,126	$ 4,002,666	$ (10,252,441)	$ (4,853,915)
Net increase in net assets	$180,890,928	$ 11,408,645	$ 13,253,397	$ 5,163,328
Net Assets
At beginning of period	$ 708,790,902	$ 147,223,907	$ 345,218,094	$ 190,026,377
At end of period	$889,681,830	$158,632,552	$358,471,491	$195,189,705
37
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2023
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 21,266,761	$ 4,522,833	$ 11,196,832	$ 5,876,216
Net realized loss	(9,523,642)	(1,746,218)	(11,066,174)	(1,427,027)
Net change in unrealized appreciation (depreciation)	3,997,134	697,654	9,616,292	(879,730)
Net increase in net assets from operations	$ 15,740,253	$ 3,474,269	$ 9,746,950	$ 3,569,459
Distributions to shareholders:
Class A	$ (3,715,593)	$ (2,272,650)	$ (5,607,350)	$ (2,515,854)
Class C	(447,384)	(90,608)	(244,518)	(117,013)
Class I	(16,695,418)	(2,135,702)	(5,196,140)	(3,188,149)
Total distributions to shareholders	$ (20,858,395)	$ (4,498,960)	$ (11,048,008)	$ (5,821,016)
Transactions in shares of beneficial interest:
Class A	$ (1,518,749)	$ 3,862,898	$ (7,192,578)	$ (10,434,074)
Class C	(3,026,717)	(889,526)	(3,968,790)	(2,141,255)
Class I	138,348,631	6,230,440	13,565,124	15,265,920
Net increase in net assets from Fund share transactions	$133,803,165	$ 9,203,812	$ 2,403,756	$ 2,690,591
Net increase in net assets	$128,685,023	$ 8,179,121	$ 1,102,698	$ 439,034
Net Assets
At beginning of year	$ 580,105,879	$ 139,044,786	$ 344,115,396	$ 189,587,343
At end of year	$708,790,902	$147,223,907	$345,218,094	$190,026,377
38
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights

	California Opportunities Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.680	$ 9.660	$ 10.990	$ 10.930	$ 10.800	$ 10.210
Income (Loss) From Operations
Net investment income(1)	$ 0.175	$ 0.316	$ 0.166	$ 0.136	$ 0.203	$ 0.258
Net realized and unrealized gain (loss)	0.466	0.014 (2)	(1.291)	0.089	0.177	0.590
Total income (loss) from operations	$ 0.641	$ 0.330	$ (1.125)	$ 0.225	$ 0.380	$ 0.848
Less Distributions
From net investment income	$ (0.171)	$ (0.310)	$ (0.168)	$ (0.136)	$ (0.214)	$ (0.258)
From net realized gain	—	—	(0.037)	(0.029)	(0.036)	—
Total distributions	$ (0.171)	$ (0.310)	$ (0.205)	$ (0.165)	$ (0.250)	$ (0.258)
Net asset value — End of period	$ 10.150	$ 9.680	$ 9.660	$ 10.990	$ 10.930	$ 10.800
Total Return(3)	6.66% (4)	3.37%	(10.35)%	2.06%	3.58%	8.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$130,248	$116,041	$117,491	$145,636	$147,662	$126,381
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75% (5)	0.75%	0.71%	0.69%	0.71%	0.76%
Interest and fee expense(6)	—	—	—	—	0.01%	0.04%
Total expenses	0.75% (5)	0.75%	0.71%	0.69%	0.72%	0.80%
Net investment income	3.49% (5)	3.17%	1.59%	1.23%	1.88%	2.47%
Portfolio Turnover	88% (4)	171%	170%	104%	184%	235%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
39
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	California Opportunities Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.950	$ 8.930	$10.150	$ 10.110	$ 9.990	$ 9.440
Income (Loss) From Operations
Net investment income(1)	$ 0.127	$ 0.223	$ 0.078	$ 0.049	$ 0.113	$ 0.166
Net realized and unrealized gain (loss)	0.427	0.014 (2)	(1.178)	0.069	0.166	0.550
Total income (loss) from operations	$ 0.554	$ 0.237	$ (1.100)	$ 0.118	$ 0.279	$ 0.716
Less Distributions
From net investment income	$ (0.124)	$ (0.217)	$ (0.083)	$ (0.049)	$ (0.123)	$ (0.166)
From net realized gain	—	—	(0.037)	(0.029)	(0.036)	—
Total distributions	$ (0.124)	$ (0.217)	$ (0.120)	$ (0.078)	$ (0.159)	$ (0.166)
Net asset value — End of period	$ 9.380	$ 8.950	$ 8.930	$10.150	$10.110	$ 9.990
Total Return(3)	6.21% (4)	2.62%	(10.92)%	1.16%	2.83%	7.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,179	$16,663	$19,575	$ 30,823	$ 28,977	$27,616
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50% (5)	1.50%	1.46%	1.44%	1.46%	1.51%
Interest and fee expense(6)	—	—	—	—	0.01%	0.04%
Total expenses	1.50% (5)	1.50%	1.46%	1.44%	1.47%	1.55%
Net investment income	2.74% (5)	2.42%	0.81%	0.48%	1.13%	1.72%
Portfolio Turnover	88% (4)	171%	170%	104%	184%	235%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
40
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	California Opportunities Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.690	$ 9.670	$ 10.990	$ 10.940	$ 10.810	$ 10.210
Income (Loss) From Operations
Net investment income(1)	$ 0.187	$ 0.342	$ 0.191	$ 0.162	$ 0.225	$ 0.282
Net realized and unrealized gain (loss)	0.457	0.013 (2)	(1.280)	0.080	0.181	0.602
Total income (loss) from operations	$ 0.644	$ 0.355	$ (1.089)	$ 0.242	$ 0.406	$ 0.884
Less Distributions
From net investment income	$ (0.184)	$ (0.335)	$ (0.194)	$ (0.163)	$ (0.240)	$ (0.284)
From net realized gain	—	—	(0.037)	(0.029)	(0.036)	—
Total distributions	$ (0.184)	$ (0.335)	$ (0.231)	$ (0.192)	$ (0.276)	$ (0.284)
Net asset value — End of period	$ 10.150	$ 9.690	$ 9.670	$ 10.990	$ 10.940	$ 10.810
Total Return(3)	6.68% (4)	3.63%	(10.03)%	2.22%	3.82%	8.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$743,255	$576,087	$443,039	$572,453	$410,090	$195,115
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.50% (5)	0.50%	0.46%	0.44%	0.46%	0.51%
Interest and fee expense(6)	—	—	—	—	0.01%	0.04%
Total expenses	0.50% (5)	0.50%	0.46%	0.44%	0.47%	0.55%
Net investment income	3.73% (5)	3.43%	1.83%	1.47%	2.08%	2.68%
Portfolio Turnover	88% (4)	171%	170%	104%	184%	235%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
41
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.630	$ 7.650	$ 8.970	$ 9.030	$ 8.980	$ 8.600
Income (Loss) From Operations
Net investment income(1)	$ 0.128	$ 0.237	$ 0.176	$ 0.166	$ 0.206	$ 0.252
Net realized and unrealized gain (loss)	0.389	(0.021)	(1.320)	(0.055)	0.071	0.382
Total income (loss) from operations	$ 0.517	$ 0.216	$ (1.144)	$ 0.111	$ 0.277	$ 0.634
Less Distributions
From net investment income	$ (0.127)	$ (0.236)	$ (0.176)	$ (0.171)	$ (0.227)	$ (0.254)
Total distributions	$ (0.127)	$ (0.236)	$ (0.176)	$ (0.171)	$ (0.227)	$ (0.254)
Net asset value — End of period	$ 8.020	$ 7.630	$ 7.650	$ 8.970	$ 9.030	$ 8.980
Total Return(2)	6.80% (3)	2.75%	(12.89)%	1.23%	3.13%	7.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,194	$77,294	$73,926	$96,499	$100,099	$93,288
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72% (4)	0.70%	0.68%	0.65%	0.68%	0.71%
Interest and fee expense(5)	0.09% (4)	0.09%	0.02%	0.01%	0.03%	0.05%
Total expenses	0.81% (4)	0.79%	0.70%	0.66%	0.71%	0.76%
Net investment income	3.22% (4)	2.99%	2.09%	1.83%	2.30%	2.87%
Portfolio Turnover	23% (3)	39%	46%	26%	15%	49%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
42
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.630	$ 7.650	$ 8.960	$ 9.040	$ 8.990	$ 8.610
Income (Loss) From Operations
Net investment income(1)	$ 0.098	$ 0.177	$ 0.111	$ 0.098	$ 0.140	$ 0.186
Net realized and unrealized gain (loss)	0.389	(0.021)	(1.308)	(0.072)	0.073	0.382
Total income (loss) from operations	$ 0.487	$ 0.156	$(1.197)	$ 0.026	$ 0.213	$ 0.568
Less Distributions
From net investment income	$ (0.097)	$ (0.176)	$ (0.113)	$ (0.106)	$ (0.163)	$ (0.188)
Total distributions	$(0.097)	$(0.176)	$(0.113)	$(0.106)	$(0.163)	$ (0.188)
Net asset value — End of period	$ 8.020	$ 7.630	$ 7.650	$ 8.960	$ 9.040	$ 8.990
Total Return(2)	6.40% (3)	1.99%	(13.45)%	0.39%	2.40%	6.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,793	$ 3,581	$ 4,452	$ 8,464	$ 9,811	$12,518
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47% (4)	1.45%	1.43%	1.40%	1.43%	1.46%
Interest and fee expense(5)	0.09% (4)	0.09%	0.02%	0.01%	0.03%	0.05%
Total expenses	1.56% (4)	1.54%	1.45%	1.41%	1.46%	1.51%
Net investment income	2.48% (4)	2.24%	1.31%	1.08%	1.56%	2.12%
Portfolio Turnover	23% (3)	39%	46%	26%	15%	49%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
43
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.630	$ 7.660	$ 8.970	$ 9.030	$ 8.980	$ 8.600
Income (Loss) From Operations
Net investment income(1)	$ 0.136	$ 0.253	$ 0.192	$ 0.184	$ 0.222	$ 0.268
Net realized and unrealized gain (loss)	0.389	(0.031)	(1.309)	(0.056)	0.071	0.384
Total income (loss) from operations	$ 0.525	$ 0.222	$ (1.117)	$ 0.128	$ 0.293	$ 0.652
Less Distributions
From net investment income	$ (0.135)	$ (0.252)	$ (0.193)	$ (0.188)	$ (0.243)	$ (0.272)
Total distributions	$ (0.135)	$ (0.252)	$ (0.193)	$ (0.188)	$ (0.243)	$ (0.272)
Net asset value — End of period	$ 8.020	$ 7.630	$ 7.660	$ 8.970	$ 9.030	$ 8.980
Total Return(2)	6.90% (3)	2.82%	(12.60)%	1.42%	3.31%	7.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,645	$66,350	$60,667	$99,684	$96,780	$63,829
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52% (4)	0.50%	0.48%	0.45%	0.48%	0.51%
Interest and fee expense(5)	0.09% (4)	0.09%	0.02%	0.01%	0.03%	0.05%
Total expenses	0.61% (4)	0.59%	0.50%	0.46%	0.51%	0.56%
Net investment income	3.42% (4)	3.19%	2.27%	2.03%	2.48%	3.05%
Portfolio Turnover	23% (3)	39%	46%	26%	15%	49%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
44
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Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.770	$ 8.790	$ 10.400	$ 10.470	$ 10.380	$ 9.800
Income (Loss) From Operations
Net investment income(1)	$ 0.158	$ 0.275	$ 0.191	$ 0.162	$ 0.216	$ 0.265
Net realized and unrealized gain (loss)	0.628	(0.024)	(1.527)	0.179	0.103	0.580
Total income (loss) from operations	$ 0.786	$ 0.251	$ (1.336)	$ 0.341	$ 0.319	$ 0.845
Less Distributions
From net investment income	$ (0.156)	$ (0.271)	$ (0.191)	$ (0.162)	$ (0.229)	$ (0.265)
From net realized gain	—	—	(0.083)	(0.249)	—	—
Total distributions	$ (0.156)	$ (0.271)	$ (0.274)	$ (0.411)	$ (0.229)	$ (0.265)
Net asset value — End of period	$ 9.400	$ 8.770	$ 8.790	$ 10.400	$ 10.470	$ 10.380
Total Return(2)	8.99% (3)	2.77%	(13.09)%	3.30%	3.11%	8.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$182,392	$177,164	$184,700	$250,441	$240,960	$235,528
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74% (4)	0.71%	0.68%	0.65%	0.67%	0.69%
Interest and fee expense(5)	0.17% (4)	0.13%	0.00% (6)	—	—	0.04%
Total expenses	0.91% (4)	0.84%	0.68%	0.65%	0.67%	0.73%
Net investment income	3.43% (4)	3.00%	1.96%	1.55%	2.07%	2.63%
Portfolio Turnover	40% (3)	54%	59%	63%	125%	114%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
45
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Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.770	$ 8.800	$10.400	$ 10.470	$ 10.390	$ 9.800
Income (Loss) From Operations
Net investment income(1)	$ 0.124	$ 0.205	$ 0.116	$ 0.085	$ 0.139	$ 0.192
Net realized and unrealized gain (loss)	0.627	(0.033)	(1.515)	0.177	0.093	0.588
Total income (loss) from operations	$ 0.751	$ 0.172	$ (1.399)	$ 0.262	$ 0.232	$ 0.780
Less Distributions
From net investment income	$ (0.121)	$ (0.202)	$ (0.118)	$ (0.083)	$ (0.152)	$ (0.190)
From net realized gain	—	—	(0.083)	(0.249)	—	—
Total distributions	$(0.121)	$(0.202)	$ (0.201)	$ (0.332)	$ (0.152)	$ (0.190)
Net asset value — End of period	$ 9.400	$ 8.770	$ 8.800	$10.400	$10.470	$10.390
Total Return(2)	8.59% (3)	1.89%	(13.65)%	2.53%	2.25%	8.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,701	$ 8,975	$12,833	$ 22,375	$ 31,347	$ 40,711
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49% (4)	1.46%	1.43%	1.40%	1.42%	1.44%
Interest and fee expense(5)	0.17% (4)	0.13%	0.00% (6)	—	—	0.04%
Total expenses	1.66% (4)	1.59%	1.43%	1.40%	1.42%	1.48%
Net investment income	2.68% (4)	2.24%	1.19%	0.81%	1.33%	1.91%
Portfolio Turnover	40% (3)	54%	59%	63%	125%	114%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
46
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Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.770	$ 8.790	$ 10.390	$ 10.470	$ 10.380	$ 9.800
Income (Loss) From Operations
Net investment income(1)	$ 0.167	$ 0.293	$ 0.210	$ 0.183	$ 0.236	$ 0.285
Net realized and unrealized gain (loss)	0.628	(0.024)	(1.517)	0.169	0.103	0.580
Total income (loss) from operations	$ 0.795	$ 0.269	$ (1.307)	$ 0.352	$ 0.339	$ 0.865
Less Distributions
From net investment income	$ (0.165)	$ (0.289)	$ (0.210)	$ (0.183)	$ (0.249)	$ (0.285)
From net realized gain	—	—	(0.083)	(0.249)	—	—
Total distributions	$ (0.165)	$ (0.289)	$ (0.293)	$ (0.432)	$ (0.249)	$ (0.285)
Net asset value — End of period	$ 9.400	$ 8.770	$ 8.790	$ 10.390	$ 10.470	$ 10.380
Total Return(2)	9.10% (3)	2.98%	(12.83)%	3.41%	3.30%	8.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$168,379	$159,079	$146,582	$191,239	$165,573	$136,913
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54% (4)	0.51%	0.48%	0.45%	0.47%	0.49%
Interest and fee expense(5)	0.17% (4)	0.13%	0.00% (6)	—	—	0.04%
Total expenses	0.71% (4)	0.64%	0.48%	0.45%	0.47%	0.53%
Net investment income	3.63% (4)	3.20%	2.16%	1.74%	2.27%	2.83%
Portfolio Turnover	40% (3)	54%	59%	63%	125%	114%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.
47
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Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.930	$ 8.020	$ 9.260	$ 9.320	$ 9.210	$ 8.700
Income (Loss) From Operations
Net investment income(1)	$ 0.129	$ 0.244	$ 0.233	$ 0.244	$ 0.262	$ 0.276
Net realized and unrealized gain (loss)	0.429	(0.093)	(1.242)	(0.063)	0.111	0.506
Total income (loss) from operations	$ 0.558	$ 0.151	$ (1.009)	$ 0.181	$ 0.373	$ 0.782
Less Distributions
From net investment income	$ (0.128)	$ (0.241)	$ (0.231)	$ (0.241)	$ (0.263)	$ (0.272)
Total distributions	$ (0.128)	$ (0.241)	$ (0.231)	$ (0.241)	$ (0.263)	$ (0.272)
Net asset value — End of period	$ 8.360	$ 7.930	$ 8.020	$ 9.260	$ 9.320	$ 9.210
Total Return(2)	7.07% (3)	1.81%	(11.06)%	1.95%	4.11%	9.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,400	$78,705	$89,734	$111,629	$105,917	$102,651
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73% (4)	0.70%	0.70%	0.68%	0.69%	0.71%
Interest and fee expense(5)	0.18% (4)	0.16%	0.05%	0.03%	0.07%	0.13%
Total expenses	0.91% (4)	0.86%	0.75%	0.71%	0.76%	0.84%
Net investment income	3.14% (4)	2.95%	2.66%	2.60%	2.84%	3.08%
Portfolio Turnover	15% (3)	28%	17%	3%	11%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
48
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Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.930	$ 8.010	$ 9.260	$ 9.320	$ 9.200	$ 8.700
Income (Loss) From Operations
Net investment income(1)	$ 0.098	$ 0.181	$ 0.168	$ 0.173	$ 0.193	$ 0.209
Net realized and unrealized gain (loss)	0.419	(0.082)	(1.252)	(0.062)	0.121	0.496
Total income (loss) from operations	$ 0.517	$ 0.099	$(1.084)	$ 0.111	$ 0.314	$ 0.705
Less Distributions
From net investment income	$ (0.097)	$ (0.179)	$ (0.166)	$ (0.171)	$ (0.194)	$ (0.205)
Total distributions	$(0.097)	$(0.179)	$(0.166)	$ (0.171)	$ (0.194)	$ (0.205)
Net asset value — End of period	$ 8.350	$ 7.930	$ 8.010	$ 9.260	$ 9.320	$ 9.200
Total Return(2)	6.54% (3)	1.17%	(11.84)%	1.19%	3.45%	8.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,403	$ 4,561	$ 6,697	$11,078	$10,805	$13,233
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48% (4)	1.46%	1.45%	1.43%	1.44%	1.47%
Interest and fee expense(5)	0.18% (4)	0.16%	0.05%	0.03%	0.07%	0.13%
Total expenses	1.66% (4)	1.62%	1.50%	1.46%	1.51%	1.60%
Net investment income	2.39% (4)	2.19%	1.90%	1.85%	2.09%	2.35%
Portfolio Turnover	15% (3)	28%	17%	3%	11%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
49
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Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.940	$ 8.020	$ 9.270	$ 9.330	$ 9.210	$ 8.710
Income (Loss) From Operations
Net investment income(1)	$ 0.138	$ 0.261	$ 0.250	$ 0.262	$ 0.281	$ 0.293
Net realized and unrealized gain (loss)	0.419	(0.083)	(1.251)	(0.062)	0.121	0.498
Total income (loss) from operations	$ 0.557	$ 0.178	$ (1.001)	$ 0.200	$ 0.402	$ 0.791
Less Distributions
From net investment income	$ (0.137)	$ (0.258)	$ (0.249)	$ (0.260)	$ (0.282)	$ (0.291)
Total distributions	$ (0.137)	$ (0.258)	$ (0.249)	$ (0.260)	$ (0.282)	$ (0.291)
Net asset value — End of period	$ 8.360	$ 7.940	$ 8.020	$ 9.270	$ 9.330	$ 9.210
Total Return(2)	7.04% (3)	2.14%	(10.98)%	2.16%	4.43%	9.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,387	$106,759	$93,156	$73,812	$63,267	$49,932
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53% (4)	0.50%	0.50%	0.48%	0.49%	0.51%
Interest and fee expense(5)	0.18% (4)	0.16%	0.05%	0.03%	0.07%	0.13%
Total expenses	0.71% (4)	0.66%	0.55%	0.51%	0.56%	0.64%
Net investment income	3.34% (4)	3.15%	2.87%	2.80%	3.04%	3.26%
Portfolio Turnover	15% (3)	28%	17%	3%	11%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
50
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds' prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s "fair value", which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
51

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2024. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2024, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Floating Rate Notes Outstanding	$3,663,769	$15,237,672	$ 8,460,214
Interest Rate or Range of Interest Rates (%)	3.67	3.67	3.73 - 3.76
Collateral for Floating Rate Notes Outstanding	$6,451,645	$20,988,260	$13,429,514
For the six months ended March 31, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Average Floating Rate Notes Outstanding	$3,640,000	$15,200,000	$ 8,435,000
Average Interest Rate	3.98%	3.98%	4.03%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2024.
52

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Deferred capital losses:
Short-term	$27,018,051	$3,951,959	$10,703,623	$7,026,966
Long-term	$16,394,701	$6,112,213	$17,488,259	$5,657,359
53

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Aggregate cost	$916,717,092	$155,788,098	$341,784,920	$191,205,107
Gross unrealized appreciation	$ 21,620,840	$ 4,996,833	$ 14,982,350	$ 5,490,514
Gross unrealized depreciation	(5,563,847)	(1,317,015)	(4,308,920)	(2,845,837)
Net unrealized appreciation	$ 16,056,993	$ 3,679,818	$ 10,673,430	$ 2,644,677
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
California Opportunities Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
Massachusetts Fund, New York Fund and Ohio Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
54

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Adviser Fee	$1,658,129	$280,654	$702,409	$362,118
Effective Annual Rate	0.41%	0.36%	0.40%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2024 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
EVM's Sub-Transfer Agent Fees	$5,661	$5,944	$15,357	$5,299
EVD's Class A Sales Charges	$6,068	$ 935	$ 2,333	$3,704
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$5,293	$ 180	$ 250	$ 82
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2024 for Class A shares amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$152,703	$80,550	$181,825	$78,983
55

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2024, the Funds paid or accrued to EVD the following distribution fees:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$61,584	$11,893	$32,192	$16,843
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2024 amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Service Fees	$20,528	$3,171	$8,584	$4,491
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A	$260	$ — (1)	$6,518	$ —
Class C	$481	$ —	$ 112	$ —
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2024 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Purchases	$890,929,417	$42,028,167	$147,759,331	$29,194,339
Sales	$711,497,575	$35,058,326	$171,394,143	$32,163,793
56

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
California Opportunities Fund
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	2,014,595	$ 20,228,442	3,210,174	$ 31,996,528
Issued to shareholders electing to receive payments of distributions in Fund shares	171,572	1,723,155	309,870	3,083,987
Redemptions	(1,335,803)	(13,229,227)	(3,695,521)	(36,599,264)
Net increase (decrease)	850,364	$ 8,722,370	(175,477)	$ (1,518,749)
Class C
Sales	183,597	$ 1,713,290	201,530	$ 1,866,339
Issued to shareholders electing to receive payments of distributions in Fund shares	22,718	210,675	47,024	432,478
Redemptions	(343,319)	(3,164,618)	(578,759)	(5,325,534)
Net decrease	(137,004)	$ (1,240,653)	(330,205)	$ (3,026,717)
Class I
Sales	26,327,639	$ 263,731,327	40,461,257	$ 403,806,256
Issued to shareholders electing to receive payments of distributions in Fund shares	982,602	9,886,442	1,383,987	13,777,277
Redemptions	(13,573,789)	(134,881,360)	(28,209,870)	(279,234,902)
Net increase	13,736,452	$ 138,736,409	13,635,374	$ 138,348,631
Massachusetts Fund
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,047,446	$ 8,268,208	1,762,992	$ 14,075,617
Issued to shareholders electing to receive payments of distributions in Fund shares	131,114	1,041,807	236,480	1,869,800
Redemptions	(1,067,162)	(8,420,292)	(1,524,746)	(12,082,519)
Net increase	111,398	$ 889,723	474,726	$ 3,862,898
57

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund (continued)
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	9,073	$ 72,879	19,774	$ 156,020
Issued to shareholders electing to receive payments of distributions in Fund shares	4,611	36,553	10,292	81,356
Redemptions	(135,014)	(1,071,667)	(142,299)	(1,126,902)
Net decrease	(121,330)	$ (962,235)	(112,233)	$ (889,526)
Class I
Sales	2,685,514	$ 21,379,887	4,263,610	$ 33,675,931
Issued to shareholders electing to receive payments of distributions in Fund shares	98,553	782,383	196,992	1,558,745
Redemptions	(2,303,171)	(18,087,092)	(3,688,754)	(29,004,236)
Net increase	480,896	$ 4,075,178	771,848	$ 6,230,440
New York Fund
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,116,765	$ 10,259,785	2,956,765	$ 27,189,945
Issued to shareholders electing to receive payments of distributions in Fund shares	287,689	2,667,852	539,993	4,935,256
Redemptions	(2,207,321)	(20,322,070)	(4,296,846)	(39,317,779)
Net decrease	(802,867)	$ (7,394,433)	(800,088)	$ (7,192,578)
Class C
Sales	59,689	$ 557,124	136,187	$ 1,249,195
Issued to shareholders electing to receive payments of distributions in Fund shares	10,761	99,721	23,669	216,342
Redemptions	(274,777)	(2,522,655)	(595,567)	(5,434,327)
Net decrease	(204,327)	$ (1,865,810)	(435,711)	$ (3,968,790)
Class I
Sales	3,357,466	$ 31,127,313	8,667,264	$ 78,887,976
Issued to shareholders electing to receive payments of distributions in Fund shares	270,230	2,505,128	490,416	4,483,152
Redemptions	(3,858,846)	(34,624,639)	(7,684,416)	(69,806,004)
Net increase (decrease)	(231,150)	$ (992,198)	1,473,264	$ 13,565,124
58

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Ohio Fund
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	329,298	$ 2,674,683	960,743	$ 7,945,502
Issued to shareholders electing to receive payments of distributions in Fund shares	133,599	1,105,544	269,374	2,220,088
Redemptions	(1,127,316)	(9,277,654)	(2,499,974)	(20,599,664)
Net decrease	(664,419)	$ (5,497,427)	(1,269,857)	$(10,434,074)
Class C
Sales	15,789	$ 130,595	63,311	$ 523,333
Issued to shareholders electing to receive payments of distributions in Fund shares	5,962	49,264	13,162	108,413
Redemptions	(70,205)	(576,276)	(336,880)	(2,773,001)
Net decrease	(48,454)	$ (396,417)	(260,407)	$ (2,141,255)
Class I
Sales	2,564,983	$ 21,050,908	7,075,687	$ 58,372,473
Issued to shareholders electing to receive payments of distributions in Fund shares	207,697	1,719,908	360,288	2,972,355
Redemptions	(2,669,172)	(21,730,887)	(5,597,265)	(46,078,908)
Net increase	103,508	$ 1,039,929	1,838,710	$ 15,265,920
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
9  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2024 is included in the Portfolio of Investments. At March 31, 2024, the Ohio Fund had sufficient cash and/or securities to cover commitments under these contracts.
Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2024, the California Opportunities, New York and Ohio Funds entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
59

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2024 was as follows:
Ohio Fund
Liability Derivative
Futures contracts	$ (39,867)
Total	$(39,867)
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2024 was as follows:
	California Opportunities Fund	New York Fund	Ohio Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$558,979 (1)	$ 146,121(1)	$ (16,633)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ —	$(533,013) (2)	$(181,375) (2)
(1)	Statements of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statements of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
	California Opportunities Fund	New York Fund	Ohio Fund
Average Notional Cost:
Futures Contracts — Short	$247,000	$1,913,000	$3,527,000
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
60

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the hierarchy of inputs used in valuing the Funds' investments and open derivative instruments, which are carried at fair value, were as follows:
California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,200,806	$ —	$ 2,200,806
Tax-Exempt Mortgage-Backed Securities	—	5,710,176	—	5,710,176
Tax-Exempt Municipal Obligations	—	783,756,883	—	783,756,883
Taxable Municipal Obligations	—	140,181,986	—	140,181,986
Trust Units	—	924,234	—	924,234
Total Investments	$ —	$932,774,085	$ —	$932,774,085
Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 161,162,085	$ —	$ 161,162,085
Taxable Municipal Obligations	—	1,969,600	—	1,969,600
Total Investments	$ —	$163,131,685	$ —	$163,131,685
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,312,338	$ —	$ 1,312,338
Tax-Exempt Municipal Obligations	—	353,749,219	—	353,749,219
Taxable Municipal Obligations	—	12,634,465	—	12,634,465
Total Investments	$ —	$367,696,022	$ —	$367,696,022
Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 199,612,492	$ —	$ 199,612,492
Taxable Municipal Obligations	—	1,981,920	—	1,981,920
Trust Units	—	755,453	—	755,453
Total Investments	$ —	$ 202,349,865	$ —	$ 202,349,865
Liability Description
Futures Contracts	$ (39,867)	$ —	$ —	$ (39,867)
Total	$ (39,867)	$ —	$ —	$ (39,867)
61

Eaton Vance
Municipal Income Funds
March 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
62

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
63

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
64

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
65

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
66

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This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708    3.31.24

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2024

AMT-Free    •      National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund's adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	8.88%	3.76%	1.01%	2.52%
Class A with 3.25% Maximum Sales Charge	—	—	5.29	0.43	0.36	2.18
Class C at NAV	05/02/2006	03/16/1978	8.52	2.86	0.25	1.90
Class C with 1% Maximum Deferred Sales Charge	—	—	7.52	1.86	0.25	1.90
Class I at NAV	03/16/1978	03/16/1978	9.03	4.01	1.27	2.78

Bloomberg Municipal Bond Index	—	—	7.48%	3.13%	1.59%	2.66%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.00%	1.75%	0.75%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.48%	2.73%	3.74%
Taxable-Equivalent Distribution Rate	5.89	4.61	6.31
SEC 30-day Yield	2.99	2.33	3.34
Taxable-Equivalent SEC 30-day Yield	5.04	3.94	5.63
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	1.79%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
National Municipal Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	8.33%	4.61%	1.77%	3.24%
Class A with 3.25% Maximum Sales Charge	—	—	4.86	1.21	1.10	2.90
Class C at NAV	12/03/1993	12/19/1985	7.93	3.82	1.02	2.63
Class C with 1% Maximum Deferred Sales Charge	—	—	6.93	2.82	1.02	2.63
Class I at NAV	07/01/1999	12/19/1985	8.47	4.87	2.02	3.50

Bloomberg Municipal Bond Index	—	—	7.48%	3.13%	1.59%	2.66%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.75%	1.50%	0.50%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.65%	2.90%	3.90%
Taxable-Equivalent Distribution Rate	6.17	4.90	6.59
SEC 30-day Yield	3.29	2.65	3.65
Taxable-Equivalent SEC 30-day Yield	5.56	4.48	6.17
% Total Leverage[5]
RIB Financing	1.29%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
National Municipal Income Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
Municipal Income Funds
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
6

Eaton Vance
Municipal Income Funds
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,088.80	$4.96	0.95%
Class C	$1,000.00	$1,085.20	$8.86	1.70%
Class I	$1,000.00	$1,090.30	$3.66	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.25	$4.80	0.95%
Class C	$1,000.00	$1,016.50	$8.57	1.70%
Class I	$1,000.00	$1,021.50	$3.54	0.70%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
7

Eaton Vance
Municipal Income Funds
March 31, 2024
Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,083.30	$3.75	0.72%
Class C	$1,000.00	$1,079.30	$7.64	1.47%
Class I	$1,000.00	$1,084.70	$2.45	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.64	0.72%
Class C	$1,000.00	$1,017.65	$7.41	1.47%
Class I	$1,000.00	$1,022.65	$2.38	0.47%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
8

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,007	$ 944,978
Total Tax-Exempt Mortgage-Backed Securities (identified cost $957,037)		$ 944,978

Tax-Exempt Municipal Obligations — 103.3%
Security	Principal Amount (000's omitted)	Value
Education — 3.7%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 97,212
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	21,628
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,413,104
4.00%, 4/1/44	1,500	1,470,585
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,000	2,184,340
University of California, 5.00%, 5/15/40	2,500	2,922,750
		$ 8,109,619
Electric Utilities — 4.9%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,043,350
Gainesville, FL, Utilities System Revenue, (SPA: Barclays Bank PLC), 3.95%, 10/1/42(1)	600	600,000
Georgia Municipal Electric Power Authority, 5.00%, 1/1/39	2,000	2,000,360
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/38(2)	2,500	2,956,675
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,444,800
Utility Debt Securitization Authority, NY, Green Bonds, 5.00%, 12/15/49	1,500	1,642,140
		$ 10,687,325
Escrowed/Prerefunded — 3.9%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,307,560
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	$5,235	$ 5,300,490
		$ 8,608,050
General Obligations — 21.6%
California, 4.00%, 9/1/43(2)	$2,950	$ 3,016,345
Chicago Board of Education, IL:
5.00%, 12/1/42	390	389,977
5.00%, 12/1/44	2,000	2,010,800
Chicago, IL:
5.00%, 1/1/39	1,400	1,461,124
5.00%, 1/1/44	1,490	1,535,222
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	4,000	3,912,560
District of Columbia, 4.00%, 2/1/46	3,500	3,462,515
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	3,000	3,247,020
Illinois:
4.00%, 11/1/40	1,000	968,730
5.00%, 5/1/35	2,000	2,001,340
5.50%, 5/1/39	205	225,693
5.50%, 3/1/42	2,300	2,562,269
5.75%, 5/1/45	210	229,891
New York, NY:
4.00%, 9/1/46	2,000	1,952,900
4.00%, 4/1/50	2,000	1,942,180
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	2,966,760
Prosper Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/47	3,500	3,461,220
4.00%, 2/15/54	2,000	1,920,720
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,210,435
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,950,987
		$ 47,428,688
Hospital — 8.3%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,619,025
5.00%, 4/1/52	2,500	2,613,950
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,030,030

9
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	$1,000	$ 1,073,810
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,804,301
5.00%, 6/1/37	1,000	1,014,320
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	575	555,456
Harris County Cultural Education Facilities Finance Corp., TX, (Methodist Hospital), 3.85%, 12/1/59(1)	400	400,000
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,010	1,066,833
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	2,100	2,102,247
		$ 18,279,972
Housing — 2.6%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,046,462
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,500	2,531,575
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	510,455
5.00%, 7/1/42	1,250	1,257,775
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 5,631,267
Insured - Education — 0.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,957,322
		$ 1,957,322
Insured - Electric Utilities — 1.1%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,419,779
		$ 2,419,779
Insured - General Obligations — 2.2%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,297,770
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,510,110
		$ 4,807,880
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 3.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,961,794
		$ 6,961,794
Insured - Other Revenue — 0.5%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,123,746
		$ 1,123,746
Insured - Special Tax Revenue — 7.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,603,164
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,408,240
(NPFG), 5.50%, 1/1/30	2,565	2,946,544
		$ 15,957,948
Insured - Transportation — 7.1%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,355,514
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,195,260
		$ 15,550,774
Insured - Water and Sewer — 0.9%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 656,683
(AGM), 5.00%, 7/1/33	565	566,056
(AGM), 5.00%, 7/1/35	280	280,594
(AGM), 5.00%, 7/1/37	565	565,876
		$ 2,069,209
Lease Revenue/Certificates of Participation — 5.5%
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	$2,550	$ 2,441,906
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,026,230
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,372,840
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,579,925
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,665	1,728,586
		$ 12,149,487

10
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 3.9%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 12/1/31 (Put Date), 6/1/51	$2,500	$ 2,521,600
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,515,376
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	792,495
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,786,741
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	480,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,577,250
		$ 8,673,462
Senior Living/Life Care — 3.5%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(4)	$140	$ 136,840
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,180	954,785
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(4)	265	249,331
5.625%, 7/1/46(4)	360	335,157
5.75%, 7/1/54(4)	775	717,611
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	938,950
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,102,017
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,651,601
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,731,609
		$ 7,817,901
Special Tax Revenue — 13.2%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.25%, 7/1/42	$2,250	$ 2,561,805
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	2,500	2,397,775
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.00%, 7/1/51	1,405	1,371,196
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,593,150
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,019,010
4.00%, 5/1/45	1,380	1,355,684
5.00%, 11/1/46(5)	2,000	2,170,860
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/45(1)	1,100	1,100,000
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/39	$3,000	$ 3,056,370
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	2,485	2,375,635
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	987,430
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,054,890
5.00%, 7/1/58	2,817	2,828,522
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,154,320
		$ 29,026,647
Transportation — 5.6%
Atlanta, GA, Airport Revenue, Green Bonds, 5.00%, 7/1/48	$2,000	$ 2,194,880
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(5)	2,000	2,194,880
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,205,760
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	231,840
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,095,740
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,295,024
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,536,765
Texas Transportation Commission, 0.00%, 8/1/40	1,000	465,090
		$ 12,219,979
Water and Sewer — 3.4%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	$4,500	$ 4,543,605
4.00%, 6/15/51	2,000	1,944,060
5.25%, 6/15/52(5)	1,000	1,098,020
		$ 7,585,685
Total Tax-Exempt Municipal Obligations (identified cost $219,587,470)		$ 227,066,534
Total Investments — 103.7% (identified cost $220,544,507)		$ 228,011,512
Other Assets, Less Liabilities — (3.7)%		$ (8,078,503)
Net Assets — 100.0%		$ 219,933,009

11
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(2)	When-issued security.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $3,170,548 or 1.4% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
At March 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	17.7%
New York	13.6%
California	12.7%
Others, representing less than 10% individually	59.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 10.4% to 14.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement
12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Chapman University, 1.867%, 4/1/29	$5,160	$ 4,382,724
Grand Canyon University, 4.125%, 10/1/24	20,000	19,489,200
		$ 23,871,924
Hospital — 0.5%
Sutter Health, 5.164%, 8/15/33	$14,000	$ 14,118,052
UPMC, 1.803%, 4/15/26	7,650	7,118,906
		$ 21,236,958
Total Corporate Bonds (identified cost $46,116,604)		$ 45,108,882

Tax-Exempt Municipal Obligations — 94.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.65%, 11/1/55(1)	$22,700	$ 22,700,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	10,000	10,951,200
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	9,475	10,720,962
		$ 44,372,162
Education — 5.1%
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$45	$ 38,931
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	11,855	12,130,984
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/49	2,750	2,939,310
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	14,360	15,203,506
Ohio State University, 5.25%, 12/1/46	14,315	16,248,813
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54(3)	5,000	4,814,800
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	5,000	4,981,450
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,710,077
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	5,000	5,022,000
Security	Principal Amount (000's omitted)	Value
Education (continued)
Rhode Island Health and Educational Building Corp., (Bryant University), (LOC: TD Bank, N.A.), 3.65%, 6/1/35(1)	$4,735	$ 4,735,000
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,830,415
University of California:
5.00%, 5/15/36	20,000	24,060,600
5.00%, 5/15/38	15,000	17,740,650
5.00%, 5/15/42	6,205	7,120,920
University of California Medical Center, 5.00%, 5/15/47	28,170	30,912,068
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,330,200
University of Oregon:
5.00%, 4/1/48	8,470	8,769,415
5.00%, 4/1/50	12,500	13,205,875
University of Texas, 4.00%, 7/1/42	4,900	4,827,774
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	6,625	6,683,168
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	4,905,100
		$ 214,211,056
Electric Utilities — 4.6%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 10,948,000
Colorado Springs, CO, Utilities System Revenue, (SPA: TD Bank, N.A.), 3.43%, 11/1/37(1)	19,615	19,615,000
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	16,020	12,335,400
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,710	16,263,935
5.00%, 3/1/46	5,000	5,524,600
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	5,000	5,526,600
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/37(3)	10,000	11,939,700
5.00%, 7/1/39(3)	13,900	16,311,233
(SPA: JPMorgan Chase Bank, N.A.), 4.35%, 7/1/48(4)	18,580	18,580,000
New York Power Authority, Green Bonds, 4.00%, 11/15/50	5,000	4,856,900
Omaha Public Power District, NE:
5.00%, 2/1/47	20,000	21,696,800
5.25%, 2/1/48	10,000	11,081,600
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.42%, 8/1/31(1)	12,700	12,700,000

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	$8,210	$ 8,281,016
South Carolina Public Service Authority, 5.00%, 12/1/46	12,600	12,493,908
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	5,000	5,851,350
		$ 194,006,042
Escrowed/Prerefunded — 0.6%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded 11/15/31, 5.00%, 5/15/46	$65	$ 73,295
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,327,319
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,663,516
		$ 24,064,130
General Obligations — 16.6%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,092,360
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,900	3,694,743
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,870	3,666,322
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	16,087,650
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,855,835
California:
5.00%, 9/1/41(3)	7,000	8,012,690
5.00%, 11/1/42	25,000	28,045,250
5.25%, 9/1/47	10,500	11,820,585
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,280,170
5.00%, 12/1/42	10,405	10,404,376
5.00%, 12/1/44	20,515	20,625,781
5.875%, 12/1/47	6,500	7,188,480
Chicago, IL:
4.00%, 1/1/35	2,500	2,549,550
5.00%, 1/1/44	12,350	12,724,822
5.25%, 1/1/38	6,750	7,362,563
5.50%, 1/1/39	5,000	5,522,200
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,544,850
5.00%, 2/15/44	5,150	5,686,991
District of Columbia, 4.00%, 2/1/46	17,450	17,263,110
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	16,500	16,153,995
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	$8,265	$ 9,096,707
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,729,000
Sustainability Bonds, 4.25%, 10/1/47	10,940	11,020,081
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,749,343
Humble Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/54	4,500	4,351,230
5.00%, 2/15/47	10,250	11,083,222
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	14,555	14,086,620
Illinois:
4.00%, 7/1/37	15,000	15,157,650
5.00%, 11/1/24	11,295	11,388,636
5.00%, 2/1/27	18,500	18,520,535
5.00%, 2/1/29	15,000	15,722,100
5.00%, 5/1/39	10,000	10,003,700
5.50%, 5/1/39	870	957,818
5.50%, 3/1/42	11,700	13,034,151
5.75%, 5/1/45	890	974,301
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	7,175	6,985,150
Lewisville Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/44	10,000	11,193,500
Massachusetts:
3.00%, 4/1/49	10,000	7,885,600
5.00%, 5/1/48	10,000	10,887,500
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,533,597
New York, 5.00%, 3/15/40	4,865	5,572,371
New York, NY:
4.00%, 9/1/46	10,000	9,764,500
4.00%, 4/1/50	5,000	4,855,450
5.00%, 3/1/50	12,350	13,063,459
5.25%, 5/1/42	3,335	3,746,572
5.25%, 10/1/47	5,000	5,503,150
(SPA: Barclays Bank PLC), 4.00%, 6/1/44(4)	6,500	6,500,000
(SPA: Barclays Bank PLC), 4.00%, 10/1/46(4)	10,000	10,000,000
(SPA: TD Bank, N.A.), 3.95%, 9/1/49(4)	12,500	12,500,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	21,633,600
Norwalk, CT, 4.00%, 8/15/47	5,000	4,990,251
Norwood, MA, 4.00%, 9/15/47	11,065	11,121,431
Oregon City School District No. 62, OR, 5.00%, 6/15/49	6,500	6,812,585

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	$5,000	$ 5,426,850
Pennsylvania, 4.00%, 9/1/43	12,000	12,073,680
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	15,000	14,405,400
Puerto Rico:
4.00%, 7/1/41	7,522	7,099,341
5.625%, 7/1/29	10,762	11,789,179
5.75%, 7/1/31	12,303	13,884,147
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(2)	12,000	13,113,720
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	8,410,325
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	11,315,011
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,068,800
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,950,988
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,073,970
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	5,983,980
Washington:
5.00%, 6/1/40	5,350	5,695,610
5.00%, 6/1/41	5,465	5,793,720
5.00%, 6/1/42	5,950	6,294,743
Wisconsin, 4.00%, 5/1/41	7,090	7,166,572
Wylie Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/54	5,000	4,945,600
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	11,000	10,871,080
5.00%, 8/15/56(2)	5,000	5,349,400
		$ 698,718,249
Hospital — 11.1%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,476,100
5.00%, 4/1/52	10,000	10,455,800
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	19,305	18,917,163
5.00%, 8/15/51	13,845	14,971,706
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	8,920	9,033,106
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	$10,000	$ 7,497,000
4.00%, 11/15/43	12,145	11,795,345
4.00%, 11/15/50	6,530	6,231,971
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,408,260
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	3,645	3,521,106
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	7,855,440
4.00%, 2/15/47	9,105	8,703,470
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,501,175
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	10,442,168
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	12,500	12,094,250
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,067,900
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,904,880
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	5,000	4,687,750
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	15,000	14,711,850
Series 2019-E, 4.00%, 1/1/45	9,000	8,727,840
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	11,964,498
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	7,000	6,767,530
(LOC: TD Bank, N.A.), 3.95%, 3/1/48(4)	5,000	5,000,000
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	5,000	5,322,150
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,267,015
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	11,000	11,158,400
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,733,096
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	5,645	5,296,026
5.00%, 12/1/41	5,395	5,695,771
5.00%, 12/1/45	10,000	10,169,700

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	$6,405	$ 6,461,876
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,600	14,851,356
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,975	5,794,316
5.00%, 1/1/44	6,000	6,002,520
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	17,263,286
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	10,750	10,279,150
5.00%, 11/15/38	4,340	4,342,561
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	8,090	8,545,224
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	4,005	3,885,251
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,079,803
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	7,277,938
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,520	5,386,140
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,042,800
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,639,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,141,520
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.65%, 11/15/39(1)	14,360	14,360,000
Utah County, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	8,288,008
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54(3)	20,000	18,989,600
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,851,050
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	4,625	4,467,843
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/46	8,600	8,225,728
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/42	$11,015	$ 10,732,245
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 5.00%, 12/15/44	5,650	5,662,543
		$ 464,949,024
Housing — 3.0%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(5)	$7,355	$ 5,084,732
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(5)	25,275	17,592,916
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(5)	9,930	7,060,627
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	4,000	4,001,440
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,368,655
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,178,220
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,342	1,239,777
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,243	2,098,686
(FHLMC), (FNMA), (GNMA), 4.45%, 11/1/44	1,250	1,255,088
(FHLMC), (FNMA), (GNMA), 4.60%, 11/1/49	1,000	991,800
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	1,490	1,471,032
New York City Housing Development Corp., NY:
Green Bonds, 2.60%, 11/1/46	3,000	2,107,800
Green Bonds, (SPA: TD Bank, N.A.), 3.42%, 5/1/63(1)	4,750	4,750,000
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.42%, 5/1/50(1)	26,750	26,750,000
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	3,995	3,932,678
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 5.00%, 10/1/50	7,335	7,572,801
Sustainability Bonds, 5.45%, 4/1/51	5,000	5,295,900
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(6)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,543,095
Virginia Housing Development Authority:
5.125%, 11/1/43	4,640	5,000,899

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Virginia Housing Development Authority: (continued)
5.25%, 11/1/48	$2,250	$ 2,353,568
		$ 124,289,714
Industrial Development Revenue — 2.3%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$250	$ 256,780
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	25,000	24,742,000
(AMT), 5.00%, 10/1/40	41,585	43,148,180
(AMT), 6.00%, 4/1/35	7,360	8,360,960
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(7)	14,652	2,637,417
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 4.00% to 4/15/24 (Put Date), 4/1/34	6,250	6,248,187
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	10,000	10,032,300
		$ 95,425,824
Insured - Electric Utilities — 0.2%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,195	$ 1,245,489
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	1,750	1,760,220
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.00%, 5/15/49	3,500	3,777,620
		$ 6,783,329
Insured - Escrowed/Prerefunded — 0.9%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 37,772,476
		$ 37,772,476
Insured - General Obligations — 0.8%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,123,600
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,609,143
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	11,020,210
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	$10,450	$ 9,362,887
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	5,835	5,677,805
		$ 34,793,645
Insured - Hospital — 0.5%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$800	$ 868,736
Collier County Industrial Development Authority, FL, (NHC Healthcare System), (AGM), 5.00%, 10/1/49	2,500	2,674,675
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/48	1,500	1,641,075
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49(3)	15,760	16,937,745
		$ 22,122,231
Insured - Housing — 0.0%(8)
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	$1,250	$ 1,372,638
		$ 1,372,638
Insured - Lease Revenue/Certificates of Participation — 0.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$8,000	$ 8,047,760
		$ 8,047,760
Insured - Special Tax Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 36,227,076
Marshall County Board of Education, AL, (BAM), 4.125%, 3/1/49(3)	3,365	3,283,028
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,358,720
(NPFG), 5.50%, 1/1/30	3,080	3,538,150
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	10,338,941
		$ 65,745,915
Insured - Transportation — 1.4%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 7,003,409

17
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	$12,000	$ 12,798,840
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	10,000	10,286,700
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	4,000	4,013,320
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,522,640
Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,660,800
New York Transportation Development Corp., (John F. Kennedy International Airport), Sustainability Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	9,042,104
		$ 59,327,813
Lease Revenue/Certificates of Participation — 3.1%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 13,201,320
Colorado, Certificates of Participation, 6.00%, 12/15/40	5,045	6,078,317
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47	5,595	5,486,849
4.00%, 6/1/52	6,255	5,989,851
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,425,922
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,883,767
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	3,600	3,640,932
5.00%, 6/15/46	6,000	6,527,340
5.00%, 6/15/50	20,500	21,155,385
2019 Series AA, 5.25%, 6/15/43	10,000	10,528,000
2019 Series BB, 4.00%, 6/15/50	15,000	14,315,400
2020 Series AA, 4.00%, 6/15/50	15,000	14,361,000
2022 Series CC, 5.25%, 6/15/43	5,750	6,396,070
		$ 130,990,153
Nursing Home — 0.0%(8)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$2,205	$ 2,209,432
		$ 2,209,432
Other Revenue — 4.7%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 12,069,225
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	38,870	36,814,166
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	$10,330	$ 11,395,126
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	100,000
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	21,500	22,357,850
5.00%, 2/15/45	30,750	31,843,470
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,628,100
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,355,125
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,360,000
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.558%, (67% of SOFR + 1.00%), 12/1/52(9)	12,500	12,426,750
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54(3)	3,840	4,107,648
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,516,797
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	10,000	10,380,200
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.38%, (66% of 3 mo. SOFR + 0.86%), 9/15/27(9)	3,850	3,834,254
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	4,970	5,182,517
		$ 198,371,228
Senior Living/Life Care — 1.3%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(5)	$80	$ 80,004
Green Bonds, 2.375%, 11/15/28(5)	970	948,107
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,205,680
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(5)	5,550	6,534,403
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	4,440	3,500,940
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(5)	17,410	16,446,705
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,068,500
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	702,450
6.75%, 11/15/51	3,250	3,034,915
6.875%, 11/15/55	200	188,370

18
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28(3)	$4,000	$ 4,004,560
		$ 52,714,634
Special Tax Revenue — 10.1%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,599,261
Green Bonds, 5.00%, 11/1/41	13,840	14,267,933
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,046,377
4.00%, 12/1/51	3,820	3,663,800
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	10,790	11,213,184
Illinois, Sales Tax Revenue, 5.00%, 6/15/39	15,000	17,091,300
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,319,763
4.00%, 7/1/51	12,705	12,399,318
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	11,078,678
5.00%, 6/15/50	4,465	4,588,680
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,954,874
5.00%, 11/15/46	18,000	19,967,400
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	230	0
5.35%, 5/1/38(6)	80	0
5.75%, 5/1/38	310	312,350
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	5,000	5,068,400
4.00%, 5/1/45	10,000	9,837,700
4.00%, 8/1/48	10,000	9,676,000
5.00%, 11/1/46(2)	13,000	14,110,590
5.00%, 5/1/53	10,000	10,742,000
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/39(4)	12,000	12,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/45(4)	27,000	27,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	15,220	14,832,499
5.25%, 3/15/52	5,000	5,509,100
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,880,850
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue: (continued)
5.00%, 3/15/39	$10,000	$ 10,710,300
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	26,935,750
Green Bonds, 4.00%, 3/15/50	25,585	24,459,004
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,966,200
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	5,000	4,937,150
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,772,050
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	19,385	6,213,280
5.00%, 7/1/58	38,291	38,447,613
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,352,390
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	355	335,141
Series A2, 5.80%, 5/1/35(6)	310	210,487
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(6)	1,532	719,874
Triborough Bridge and Tunnel Authority, NY:
Series 2021A, 5.00%, 5/15/51	6,500	6,886,230
Green Bonds, 5.25%, 5/15/47	8,065	8,948,521
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	5,000	4,896,750
4.00%, 5/15/54	5,000	4,799,000
5.00%, 5/15/54	5,000	5,413,700
5.25%, 5/15/59	7,000	7,705,250
		$ 422,868,747
Student Loan — 0.0%(8)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$1,730	$ 1,721,437
		$ 1,721,437
Transportation — 20.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,775	$ 13,203,857
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/44	7,000	7,791,000
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,478,300

19
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	$6,175	$ 6,497,644
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 3.80%, 4/1/55(4)	16,500	16,500,000
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(2)	4,000	4,389,760
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,094,020
(AMT), 5.00%, 1/1/39	4,000	4,349,560
(AMT), 5.00%, 1/1/40	4,000	4,321,560
(AMT), 5.00%, 1/1/41	9,985	9,985,200
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,315,320
(AMT), 5.00%, 1/1/34	12,500	12,600,375
(AMT), 5.00%, 1/1/47	22,085	22,348,695
(AMT), 5.00%, 1/1/53	14,370	14,687,577
(AMT), 5.25%, 1/1/53	11,500	12,080,750
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/45	10,000	9,730,200
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,000	5,005,500
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	5,000	4,830,300
(AMT), 5.00%, 12/1/35	5,000	5,311,250
(AMT), 5.00%, 12/1/38	10,000	10,440,000
(AMT), 5.00%, 11/15/42	9,575	10,307,296
(AMT), 5.00%, 11/15/53	5,835	6,132,176
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	4,022,070
(AMT), 5.00%, 7/1/45	13,705	13,754,612
Illinois Toll Highway Authority:
4.00%, 1/1/46	10,185	9,892,487
5.25%, 1/1/43	16,835	19,107,220
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,466,400
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,112,090
(AMT), 5.00%, 3/1/46	6,400	6,552,896
(AMT), 5.00%, 3/1/54	4,835	4,900,466
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,097,219
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	21,094,818
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport): (continued)
Green Bonds, (AMT), 5.00%, 5/15/47	$17,855	$ 18,836,668
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	8,000	8,125,680
Massachusetts, (Rail Enhancement and Accelerated Bidge Program), 5.00%, 6/1/47	18,000	18,658,980
Massachusetts, (Rail Enhancement Program), Sustainablility Bonds, 5.00%, 6/1/53(2)	16,500	17,720,175
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,924,515
Metropolitan Transportation Authority, NY:
Green Bonds, 4.75%, 11/15/45	3,050	3,142,720
Green Bonds, 5.00%, 11/15/39	8,000	9,058,560
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	16,406,145
New Jersey Turnpike Authority:
4.125%, 1/1/54(3)	2,400	2,348,616
4.50%, 1/1/48	8,000	8,253,520
5.25%, 1/1/49(3)	15,000	16,669,800
New York Thruway Authority, 4.00%, 1/1/44	10,000	9,897,900
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,392,751
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	35,865	35,377,236
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,783,300
North Texas Tollway Authority:
4.125%, 1/1/39	10,215	10,514,504
5.00%, 1/1/48	10,000	10,208,800
Oklahoma Turnpike Authority, 5.50%, 1/1/53	12,500	13,834,375
Oregon Department of Transportation, 4.00%, 11/15/42	11,730	11,871,112
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	21,630	23,031,624
(AMT), 5.75%, 6/30/48	30	33,489
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	3,000	3,048,420
5.00%, 12/1/46	5,000	5,083,550
5.00%, 12/1/48	10,000	10,825,300
(LOC: TD Bank, N.A.), 3.42%, 12/1/38(1)	20,915	20,915,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,663,328
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,414,375

20
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Phoenix Civic Improvement Corp., AZ, Airport Revenue: (continued)
(AMT), 5.00%, 7/1/49	$10,400	$ 10,730,616
Port Authority of New York and New Jersey:
5.00%, 9/1/38	6,130	6,707,385
(AMT), 5.00%, 12/1/44	4,500	4,837,050
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/50	5,000	4,672,900
(AMT), 5.00%, 7/1/44	8,000	8,319,200
(AMT), 5.00%, 7/1/45	12,260	12,833,645
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	18,619,590
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,595	11,773,911
(AMT), 5.00%, 4/1/44	9,870	10,211,304
(AMT), 5.00%, 8/1/46	11,915	12,460,230
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,738,121
(AMT), 5.00%, 7/1/43	3,165	3,256,627
(AMT), 5.00%, 7/1/46	15,975	16,752,823
(AMT), 5.00%, 7/1/47	6,500	6,606,470
(AMT), 5.25%, 7/1/48	16,260	16,799,832
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	15,978,300
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,147,700
(AMT), 5.50%, 5/1/43	7,200	8,064,144
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,874,857
Triborough Bridge and Tunnel Authority, NY, (LOC: Barclays Bank PLC), 4.00%, 1/1/32(4)	13,630	13,630,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	9,070	8,791,732
		$ 846,247,498
Water and Sewer — 5.0%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/47	$4,000	$ 4,338,440
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	5,000	5,540,500
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	5,192,057
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,757,525
Fort Lauderdale, FL, Water & Sewer Revenue, 5.50%, 9/1/48	11,000	12,577,510
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	$3,000	$ 2,959,590
JEA, FL, Water and Sewer System Revenue:
5.25%, 10/1/49	7,800	8,684,832
(SPA: U.S. Bank, N.A.), 4.00%, 10/1/38(4)	5,450	5,450,000
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	3,936,440
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,108,114
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,703,900
5.00%, 6/15/47(2)	8,000	8,705,200
5.00%, 6/15/50	5,000	5,302,000
5.25%, 6/15/47	20,000	22,368,000
5.25%, 6/15/48	13,500	15,083,550
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 6/15/43(4)	14,995	14,995,000
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,276,350
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	19,370,984
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,648,720
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,540,350
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	9,334,273
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	5,190	5,064,194
		$ 208,937,529
Total Tax-Exempt Municipal Obligations (identified cost $3,827,861,633)		$3,960,062,666

Taxable Municipal Obligations — 6.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,313,165
University of California, 5.35%, 7/1/41(1)	5,000	5,000,000
		$ 6,313,165

21
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Los Angeles Community College District, CA:
1.806%, 8/1/30	$15,000	$ 12,987,600
2.106%, 8/1/32	2,650	2,227,033
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	6,667	3,862,071
		$ 19,076,704
Hospital — 0.9%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,090,395
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 5.30%, 8/1/42(4)	5,000	5,000,000
		$ 39,090,395
Housing — 1.4%
Maine Housing Authority:
(SPA: Barclays Bank PLC), 5.37%, 11/15/52(1)	$27,310	$ 27,310,000
(SPA: TD Bank, N.A.), 5.35%, 11/15/50(1)	7,140	7,140,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 5.35%, 1/1/47(1)	22,420	22,420,000
		$ 56,870,000
Industrial Development Revenue — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(7)	$8,071	$ 1,452,794
		$ 1,452,794
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/43	$14,295	$ 4,446,888
(AMBAC), 0.00%, 10/1/26	14,395	12,601,239
(AMBAC), 0.00%, 10/1/27	22,355	18,609,867
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,153,473
		$ 42,811,467
Lease Revenue/Certificates of Participation — 0.3%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 610,775
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	300	298,092
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	10,000	9,934,200
		$ 10,843,067
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.5%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 22,026,200
		$ 22,026,200
Special Tax Revenue — 0.3%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$12,575	$ 12,461,322
		$ 12,461,322
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 17,594,747
		$ 17,594,747
Water and Sewer — 1.1%
Metropolitan Water District of Southern California:
(SPA: PNC Bank, N.A.), 5.32%, 7/1/46(1)	$10,000	$ 10,000,000
(SPA: TD Bank, N.A.), 5.33%, 7/1/37(1)	36,250	36,250,000
		$ 46,250,000
Total Taxable Municipal Obligations (identified cost $286,060,886)		$ 274,789,861
Total Investments — 101.9% (identified cost $4,160,039,123)		$4,279,961,409
Other Assets, Less Liabilities — (1.9)%		$ (79,592,120)
Net Assets — 100.0%		$4,200,369,289
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $53,747,494 or 1.3% of the Fund's net assets.

22
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Amount is less than 0.05%.
(9)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2024.
At March 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	17.9%
California	14.0%
Texas	11.4%
Others, representing less than 10% individually	57.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 6.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Assets and Liabilities (Unaudited)

	March 31, 2024
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$ 220,544,507	$ 4,160,039,123
Unrealized appreciation	7,467,005	119,922,286
Investments, at value	$228,011,512	$4,279,961,409
Cash	$ 41,794	$ 239,378
Interest receivable	2,620,685	49,679,948
Receivable for investments sold	—	46,365,869
Receivable for Fund shares sold	110,333	8,746,885
Trustees' deferred compensation plan	101,324	383,114
Total assets	$230,885,648	$4,385,376,603
Liabilities
Payable for floating rate notes issued	$ 4,007,324	$ 54,916,341
Payable for when-issued securities	5,962,608	115,545,217
Payable for Fund shares redeemed	507,422	8,989,398
Distributions payable	113,339	2,252,572
Payable to affiliates:
Investment adviser fee	80,818	1,132,247
Distribution and service fees	25,212	290,579
Trustees' deferred compensation plan	101,324	383,114
Interest expense and fees payable	50,584	524,398
Accrued expenses	104,008	973,448
Total liabilities	$ 10,952,639	$ 185,007,314
Net Assets	$219,933,009	$4,200,369,289
Sources of Net Assets
Paid-in capital	$ 262,035,760	$ 4,524,193,086
Accumulated loss	(42,102,751)	(323,823,797)
Net Assets	$219,933,009	$4,200,369,289
Class A Shares
Net Assets	$ 105,133,787	$ 1,191,678,107
Shares Outstanding	12,897,118	128,168,326
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.15	$ 9.30
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.42	$ 9.61
Class C Shares
Net Assets	$ 2,981,014	$ 44,876,792
Shares Outstanding	367,856	4,827,192
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.10	$ 9.30
Class I Shares
Net Assets	$ 111,818,208	$ 2,963,814,390
Shares Outstanding	12,561,978	318,815,888
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.90	$ 9.30
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2024
	AMT-Free Fund	National Fund
Investment Income
Interest income	$ 5,077,764	$ 88,616,009
Total investment income	$ 5,077,764	$ 88,616,009
Expenses
Investment adviser fee	$ 481,998	$ 6,399,231
Distribution and service fees:
Class A	130,520	1,451,765
Class C	16,587	225,449
Trustees’ fees and expenses	7,633	54,250
Custodian fee	32,593	338,830
Transfer and dividend disbursing agent fees	41,129	832,550
Legal and accounting services	45,604	156,662
Printing and postage	4,095	49,748
Registration fees	32,838	127,653
Interest expense and fees	111,945	1,101,887
Miscellaneous	21,827	117,799
Total expenses	$ 926,769	$ 10,855,824
Net investment income	$ 4,150,995	$ 77,760,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 170,430	$ (16,449,356)
Futures contracts	—	1,196,126
Net realized gain (loss)	$ 170,430	$ (15,253,230)
Change in unrealized appreciation (depreciation):
Investments	$ 14,468,805	$ 243,906,637
Futures contracts	—	(4,363,160)
Net change in unrealized appreciation (depreciation)	$14,468,805	$239,543,477
Net realized and unrealized gain	$14,639,235	$224,290,247
Net increase in net assets from operations	$18,790,230	$302,050,432
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,150,995	$ 77,760,185
Net realized gain (loss)	170,430	(15,253,230)
Net change in unrealized appreciation (depreciation)	14,468,805	239,543,477
Net increase in net assets from operations	$ 18,790,230	$ 302,050,432
Distributions to shareholders:
Class A	$ (1,869,946)	$ (22,268,581)
Class C	(47,005)	(695,423)
Class I	(2,193,074)	(54,782,288)
Total distributions to shareholders	$ (4,110,025)	$ (77,746,292)
Transactions in shares of beneficial interest:
Class A	$ (2,494,005)	$ (3,758,232)
Class C	(491,049)	(3,468,383)
Class I	(12,202,937)	300,160,979
Net increase (decrease) in net assets from Fund share transactions	$ (15,187,991)	$ 292,934,364
Net increase (decrease) in net assets	$ (507,786)	$ 517,238,504
Net Assets
At beginning of period	$ 220,440,795	$ 3,683,130,785
At end of period	$219,933,009	$4,200,369,289
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2023
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,754,263	$ 133,637,938
Net realized loss	(5,868,207)	(49,314,855)
Net change in unrealized appreciation (depreciation)	1,277,150	4,443,142
Net increase in net assets from operations	$ 4,163,206	$ 88,766,225
Distributions to shareholders:
Class A	$ (3,899,645)	$ (43,200,549)
Class C	(114,999)	(1,519,512)
Class I	(4,682,937)	(86,466,621)
Total distributions to shareholders	$ (8,697,581)	$ (131,186,682)
Transactions in shares of beneficial interest:
Class A	$ (11,277,440)	$ (49,788,169)
Class C	(1,635,102)	(10,052,301)
Class I	(418,520)	658,700,475
Net increase (decrease) in net assets from Fund share transactions	$ (13,331,062)	$ 598,860,005
Net increase (decrease) in net assets	$ (17,865,437)	$ 556,439,548
Net Assets
At beginning of year	$ 238,306,232	$ 3,126,691,237
At end of year	$220,440,795	$3,683,130,785
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.620	$ 7.790	$ 9.290	$ 9.250	$ 9.250	$ 8.870
Income (Loss) From Operations
Net investment income(1)	$ 0.145	$ 0.280	$ 0.227	$ 0.236	$ 0.274	$ 0.317
Net realized and unrealized gain (loss)	0.528	(0.171)	(1.495)	0.053	0.011 (2)	0.381
Total income (loss) from operations	$ 0.673	$ 0.109	$ (1.268)	$ 0.289	$ 0.285	$ 0.698
Less Distributions
From net investment income	$ (0.143)	$ (0.279)	$ (0.232)	$ (0.249)	$ (0.285)	$ (0.318)
Total distributions	$ (0.143)	$ (0.279)	$ (0.232)	$ (0.249)	$ (0.285)	$ (0.318)
Net asset value — End of period	$ 8.150	$ 7.620	$ 7.790	$ 9.290	$ 9.250	$ 9.250
Total Return(3)	8.88% (4)	1.29%	(13.85)%	3.14%	3.12%	8.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,134	$100,835	$113,933	$157,981	$158,729	$150,853
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.85% (5)	0.83%	0.79%	0.76%	0.78%	0.81%
Interest and fee expense(6)	0.10% (5)	0.17%	0.07%	0.04%	0.14%	0.23%
Total expenses	0.95% (5)	1.00%	0.86%	0.80%	0.92%	1.04%
Net investment income	3.62% (5)	3.50%	2.61%	2.53%	2.97%	3.51%
Portfolio Turnover	25% (4)	53%	60%	32%	58%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
28
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.580	$ 7.740	$ 9.240	$ 9.200	$ 9.200	$ 8.820
Income (Loss) From Operations
Net investment income(1)	$ 0.114	$ 0.219	$ 0.159	$ 0.167	$ 0.204	$ 0.249
Net realized and unrealized gain (loss)	0.519	(0.162)	(1.493)	0.051	0.011 (2)	0.380
Total income (loss) from operations	$ 0.633	$ 0.057	$(1.334)	$ 0.218	$ 0.215	$ 0.629
Less Distributions
From net investment income	$ (0.113)	$ (0.217)	$ (0.166)	$ (0.178)	$ (0.215)	$ (0.249)
Total distributions	$(0.113)	$(0.217)	$(0.166)	$(0.178)	$ (0.215)	$ (0.249)
Net asset value — End of period	$ 8.100	$ 7.580	$ 7.740	$ 9.240	$ 9.200	$ 9.200
Total Return(3)	8.52% (4)	0.51%	(14.59)%	2.38%	2.36%	7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,981	$ 3,258	$ 4,906	$ 9,017	$15,094	$19,715
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.60% (5)	1.58%	1.54%	1.51%	1.53%	1.56%
Interest and fee expense(6)	0.10% (5)	0.17%	0.07%	0.04%	0.14%	0.23%
Total expenses	1.70% (5)	1.75%	1.61%	1.55%	1.67%	1.79%
Net investment income	2.87% (5)	2.74%	1.83%	1.80%	2.23%	2.78%
Portfolio Turnover	25% (4)	53%	60%	32%	58%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
29
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.320	$ 8.500	$ 10.150	$ 10.110	$ 10.100	$ 9.680
Income (Loss) From Operations
Net investment income(1)	$ 0.169	$ 0.328	$ 0.271	$ 0.283	$ 0.323	$ 0.370
Net realized and unrealized gain (loss)	0.579	(0.182)	(1.644)	0.055	0.023 (2)	0.422
Total income (loss) from operations	$ 0.748	$ 0.146	$ (1.373)	$ 0.338	$ 0.346	$ 0.792
Less Distributions
From net investment income	$ (0.168)	$ (0.326)	$ (0.277)	$ (0.298)	$ (0.336)	$ (0.372)
Total distributions	$ (0.168)	$ (0.326)	$ (0.277)	$ (0.298)	$ (0.336)	$ (0.372)
Net asset value — End of period	$ 8.900	$ 8.320	$ 8.500	$ 10.150	$ 10.110	$ 10.100
Total Return(3)	9.03% (4)	1.49%	(13.64)%	3.36%	3.48%	8.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111,818	$116,348	$119,467	$184,002	$168,113	$145,788
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60% (5)	0.58%	0.54%	0.51%	0.53%	0.56%
Interest and fee expense(6)	0.10% (5)	0.17%	0.07%	0.04%	0.14%	0.23%
Total expenses	0.70% (5)	0.75%	0.61%	0.55%	0.67%	0.79%
Net investment income	3.87% (5)	3.75%	2.84%	2.77%	3.21%	3.76%
Portfolio Turnover	25% (4)	53%	60%	32%	58%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
30
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.750	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650
Income (Loss) From Operations
Net investment income(1)	$ 0.175	$ 0.340	$ 0.224	$ 0.223	$ 0.265	$ 0.322
Net realized and unrealized gain (loss)	0.550	(0.037)	(1.507)	0.082	0.119	0.491
Total income (loss) from operations	$ 0.725	$ 0.303	$ (1.283)	$ 0.305	$ 0.384	$ 0.813
Less Distributions
From net investment income	$ (0.175)	$ (0.333)	$ (0.247)	$ (0.235)	$ (0.284)	$ (0.323)
Total distributions	$ (0.175)	$ (0.333)	$ (0.247)	$ (0.235)	$ (0.284)	$ (0.323)
Net asset value — End of period	$ 9.300	$ 8.750	$ 8.780	$ 10.310	$ 10.240	$ 10.140
Total Return(2)	8.33% (3)	3.38%	(12.62)%	2.99%	3.84%	8.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,191,678	$1,126,345	$1,179,909	$1,558,418	$1,620,505	$1,605,407
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66% (4)	0.67%	0.64%	0.61%	0.64%	0.68%
Interest and fee expense(5)	0.06% (4)	0.08%	0.03%	0.02%	0.05%	0.12%
Total expenses	0.72% (4)	0.75%	0.67%	0.63%	0.69%	0.80%
Net investment income	3.83% (4)	3.73%	2.30%	2.15%	2.61%	3.26%
Portfolio Turnover	38% (3)	86%	151%	56%	105%	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
31
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.750	$ 8.780	$10.310	$ 10.240	$ 10.140	$ 9.650
Income (Loss) From Operations
Net investment income(1)	$ 0.141	$ 0.271	$ 0.148	$ 0.146	$ 0.190	$ 0.252
Net realized and unrealized gain (loss)	0.550	(0.036)	(1.504)	0.081	0.119	0.488
Total income (loss) from operations	$ 0.691	$ 0.235	$ (1.356)	$ 0.227	$ 0.309	$ 0.740
Less Distributions
From net investment income	$ (0.141)	$ (0.265)	$ (0.174)	$ (0.157)	$ (0.209)	$ (0.250)
Total distributions	$ (0.141)	$ (0.265)	$ (0.174)	$ (0.157)	$ (0.209)	$ (0.250)
Net asset value — End of period	$ 9.300	$ 8.750	$ 8.780	$10.310	$ 10.240	$ 10.140
Total Return(2)	7.93% (3)	2.60%	(13.28)%	2.22%	3.08%	7.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,877	$45,670	$55,558	$ 94,851	$131,330	$172,417
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41% (4)	1.42%	1.39%	1.36%	1.39%	1.43%
Interest and fee expense(5)	0.06% (4)	0.08%	0.03%	0.02%	0.05%	0.12%
Total expenses	1.47% (4)	1.50%	1.42%	1.38%	1.44%	1.55%
Net investment income	3.08% (4)	2.98%	1.52%	1.41%	1.87%	2.57%
Portfolio Turnover	38% (3)	86%	151%	56%	105%	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
32
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.750	$ 8.780	$ 10.310	$ 10.240	$ 10.140	$ 9.650
Income (Loss) From Operations
Net investment income(1)	$ 0.186	$ 0.363	$ 0.248	$ 0.248	$ 0.289	$ 0.341
Net realized and unrealized gain (loss)	0.551	(0.037)	(1.507)	0.082	0.120	0.495
Total income (loss) from operations	$ 0.737	$ 0.326	$ (1.259)	$ 0.330	$ 0.409	$ 0.836
Less Distributions
From net investment income	$ (0.187)	$ (0.356)	$ (0.271)	$ (0.260)	$ (0.309)	$ (0.346)
Total distributions	$ (0.187)	$ (0.356)	$ (0.271)	$ (0.260)	$ (0.309)	$ (0.346)
Net asset value — End of period	$ 9.300	$ 8.750	$ 8.780	$ 10.310	$ 10.240	$ 10.140
Total Return(2)	8.47% (3)	3.64%	(12.40)%	3.24%	4.10%	8.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,963,814	$2,511,115	$1,891,224	$2,347,177	$1,797,038	$1,348,563
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.41% (4)	0.42%	0.39%	0.36%	0.39%	0.43%
Interest and fee expense(5)	0.06% (4)	0.08%	0.03%	0.02%	0.05%	0.12%
Total expenses	0.47% (4)	0.50%	0.42%	0.38%	0.44%	0.55%
Net investment income	4.08% (4)	3.98%	2.55%	2.39%	2.85%	3.45%
Portfolio Turnover	38% (3)	86%	151%	56%	105%	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
33
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
34

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2024. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2024, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$4,007,324	$54,916,341
Interest Rate or Range of Interest Rates (%)	3.67	3.64 - 3.68
Collateral for Floating Rate Notes Outstanding	$5,463,760	$74,340,045
For the six months ended March 31, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$5,372,951	$54,800,000
Average Interest Rate	4.17%	4.02%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
35

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds' value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$26,756,879	$294,364,229
Long-term	$23,706,355	$123,914,103
36

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$216,455,126	$4,111,634,189
Gross unrealized appreciation	$ 9,823,938	$ 148,576,399
Gross unrealized depreciation	(2,274,876)	(35,165,520)
Net unrealized appreciation	$ 7,549,062	$ 113,410,879
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$481,998	$6,399,231
Effective Annual Rate	0.43%	0.33%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales
37

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2024 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$5,388	$82,380
EVD's Class A Sales Charges	$ 812	$18,616
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 6,534
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2024 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$130,520	$1,451,765
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended March 31, 2024, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$12,440	$169,087
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2024 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$4,147	$56,362
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
38

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ — (1)	$ 125
Class C	$ —	$1,071
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2024 were as follows:
	AMT-Free Fund	National Fund
Purchases	$56,332,530	$1,812,659,295
Sales	$65,958,512	$1,503,298,186
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,071,119	$ 8,651,609	1,888,917	$ 14,993,570
Issued to shareholders electing to receive payments of distributions in Fund shares	191,793	1,540,989	412,323	3,293,503
Redemptions	(1,596,485)	(12,686,603)	(3,699,939)	(29,564,513)
Net decrease	(333,573)	$ (2,494,005)	(1,398,699)	$(11,277,440)
Class C
Sales	64,629	$ 519,768	132,801	$ 1,060,779
Issued to shareholders electing to receive payments of distributions in Fund shares	5,575	44,572	13,573	107,806
Redemptions	(132,299)	(1,055,389)	(350,028)	(2,803,687)
Net decrease	(62,095)	$ (491,049)	(203,654)	$ (1,635,102)
39

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	1,497,106	$ 13,093,521	7,686,554	$ 67,351,799
Issued to shareholders electing to receive payments of distributions in Fund shares	213,721	1,874,811	462,122	4,032,283
Redemptions	(3,129,392)	(27,171,269)	(8,214,826)	(71,802,602)
Net decrease	(1,418,565)	$(12,202,937)	(66,150)	$ (418,520)
National Fund
	Six Months Ended March 31, 2024 (Unaudited)			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	10,320,050	$ 94,607,356	17,509,254	$ 159,744,009
Issued to shareholders electing to receive payments of distributions in Fund shares	2,088,244	19,147,473	4,046,834	36,759,694
Redemptions	(12,986,017)	(117,513,061)	(27,121,465)	(246,291,872)
Net decrease	(577,723)	$ (3,758,232)	(5,565,377)	$ (49,788,169)
Class C
Sales	748,307	$ 6,874,141	1,180,431	$ 10,743,048
Issued to shareholders electing to receive payments of distributions in Fund shares	68,398	626,714	151,181	1,373,270
Redemptions	(1,210,304)	(10,969,238)	(2,435,564)	(22,168,619)
Net decrease	(393,599)	$ (3,468,383)	(1,103,952)	$ (10,052,301)
Class I
Sales	93,138,790	$ 848,493,465	195,677,015	$ 1,778,704,708
Issued to shareholders electing to receive payments of distributions in Fund shares	4,883,772	44,799,199	7,485,180	67,982,627
Redemptions	(66,286,888)	(593,131,685)	(131,390,441)	(1,187,986,860)
Net increase	31,735,674	$ 300,160,979	71,771,754	$ 658,700,475
8  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2024, there were no obligations outstanding under these financial instruments.
40

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2024, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2024 was as follows:
National Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$ 1,196,126(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(4,363,160) (2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
National Fund
Average Notional Cost:
Futures Contracts — Short	$31,317,000
9  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
41

Eaton Vance
Municipal Income Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 944,978	$ —	$ 944,978
Tax-Exempt Municipal Obligations	—	227,066,534	—	227,066,534
Total Investments	$ —	$ 228,011,512	$ —	$ 228,011,512
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 45,108,882	$ —	$ 45,108,882
Tax-Exempt Municipal Obligations	—	3,960,062,666	—	3,960,062,666
Taxable Municipal Obligations	—	274,789,861	—	274,789,861
Total Investments	$ —	$4,279,961,409	$ —	$4,279,961,409
42

Eaton Vance
Municipal Income Funds
March 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
43

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
44

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
45

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
46

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
47

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Investment Advisers
AMT-Free Municipal Income Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
National Municipal Income Fund
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 17, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 17, 2024